Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.9%)
	Linde plc	403,885	118,492
	Air Products and Chemicals Inc.	172,819	44,261
	Ecolab Inc.	201,621	42,062
	Freeport-McMoRan Inc.	1,149,072	37,379
	Newmont Corp.	623,292	33,845
	Dow Inc.	583,047	33,560
	International Flavors & Fragrances Inc.	195,306	26,116
	Fastenal Co.	446,939	23,067
	Nucor Corp.	230,453	22,697
	Albemarle Corp.	91,600	20,058
	LyondellBasell Industries NV Class A	208,528	19,570
	International Paper Co.	306,927	17,163
	Avery Dennison Corp.	65,001	13,469
	Celanese Corp. Class A	87,268	13,146
	Eastman Chemical Co.	106,556	10,734
	Mosaic Co.	268,459	9,589
	CF Industries Holdings Inc.	168,920	9,429
	FMC Corp.	100,747	9,224
	Steel Dynamics Inc.	152,353	8,910
*	Alcoa Corp.	145,898	7,140
	Reliance Steel & Aluminum Co.	49,085	6,991
*	Cleveland-Cliffs Inc.	352,761	6,988
	Olin Corp.	114,220	5,511
	Royal Gold Inc.	50,603	4,832
*	RBC Bearings Inc.	22,266	4,725
	Huntsman Corp.	155,401	4,598
	Valvoline Inc.	143,692	4,480
	Scotts Miracle-Gro Co.	30,580	4,476
	U.S. Steel Corp.	189,352	4,160
	Ashland Global Holdings Inc.	45,244	4,032
*	Hexcel Corp.	66,294	3,937
	Chemours Co.	131,012	3,807
	Balchem Corp.	25,909	3,759
	Element Solutions Inc.	165,248	3,583
	Timken Co.	53,258	3,484
	Avient Corp.	69,879	3,239
*	Univar Solutions Inc.	134,699	3,209
	UFP Industries Inc.	45,764	3,111
*	Livent Corp.	128,437	2,968
	Sensient Technologies Corp.	32,538	2,964
	Commercial Metals Co.	95,633	2,913
	Quaker Chemical Corp.	10,588	2,517

		Shares	Market Value ($000)
*	MP Materials Corp.	76,857	2,477
*	Arconic Corp.	76,368	2,409
	Hecla Mining Co.	427,628	2,352
*	Ingevity Corp.	30,958	2,210
	Tronox Holdings plc Class A	89,474	2,206
*	Domtar Corp.	40,401	2,203
	Cabot Corp.	43,932	2,202
	NewMarket Corp.	6,480	2,195
	Westlake Chemical Corp.	23,868	2,175
*	Amyris Inc.	151,339	2,078
	Stepan Co.	17,385	1,963
	Mueller Industries Inc.	44,265	1,819
	Minerals Technologies Inc.	25,484	1,780
	Compass Minerals International Inc.	26,266	1,692
	Boise Cascade Co.	31,325	1,691
	GrafTech International Ltd.	161,326	1,665
	Innospec Inc.	18,742	1,578
	Worthington Industries Inc.	26,145	1,378
	Kaiser Aluminum Corp.	12,490	1,361
	Carpenter Technology Corp.	36,530	1,196
*	Kraton Corp.	24,639	1,125
	Materion Corp.	16,252	1,116
*	Coeur Mining Inc.	179,448	1,107
*	GCP Applied Technologies Inc.	42,472	931
	Schweitzer-Mauduit International Inc.	25,669	890
	Schnitzer Steel Industries Inc. Class A	19,819	868
*	AdvanSix Inc.	20,329	808
*	Energy Fuels Inc.	110,615	777
	Neenah Inc.	13,440	626
*	Uranium Energy Corp.	179,823	548
*	Century Aluminum Co.	39,339	529
	Hawkins Inc.	15,169	529
*	Clearwater Paper Corp.	13,663	524
*	Koppers Holdings Inc.	15,390	481
	Glatfelter Corp.	32,675	461
*	U.S. Silica Holdings Inc.	56,262	450
	Resolute Forest Products Inc.	37,091	441
*	TimkenSteel Corp.	32,825	429
*	Gatos Silver Inc.	35,454	412
	PQ Group Holdings Inc.	34,574	403
	Verso Corp. Class A	19,116	397
	Omega Flex Inc.	2,712	387
*	Rayonier Advanced Materials Inc.	49,878	374
*	Origin Materials Inc.	52,372	357
	Haynes International Inc.	8,870	330
	American Vanguard Corp.	20,252	305
	Tredegar Corp.	24,492	298
	Ryerson Holding Corp.	12,827	286
*	Intrepid Potash Inc.	8,217	254
*	Alto Ingredients Inc.	49,220	243
*	Ur-Energy Inc.	140,240	241
*	LSB Industries Inc.	23,079	236
*	Unifi Inc.	9,856	216
*,1	Zymergen Inc.	15,827	208
*	Northwest Pipe Co.	7,943	188
	Olympic Steel Inc.	6,414	156
	FutureFuel Corp.	21,259	152
	Northern Technologies International Corp.	8,968	137

		Shares	Market Value ($000)
*	NN Inc.	25,826	136
	Culp Inc.	10,134	131
	Eastern Co.	4,309	108
	Friedman Industries Inc.	8,845	105
*	Synalloy Corp.	8,499	92
*	Westwater Resources Inc.	24,771	89
*	U.S. Gold Corp.	8,013	82
*	Comstock Mining Inc.	30,836	82
	Gold Resource Corp.	50,034	79
*	Universal Stainless & Alloy Products Inc.	6,638	69
*	U.S. Antimony Corp.	73,338	66
*	Ampco-Pittsburgh Corp.	12,799	60
*	Golden Minerals Co.	132,802	57
*	Marrone Bio Innovations Inc.	63,675	57
*,1	Hycroft Mining Holding Corp.	34,912	52
*	CPS Technologies Corp.	9,761	49
*	Perma-Pipe International Holdings Inc.	5,795	45
	United-Guardian Inc.	2,129	30
*	Hycroft Mining Holding Corp.Warrants Exp. 10/6/25	20,000	7
			668,441
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	336,783	1,106,346
*	Tesla Inc.	626,795	486,067
	Home Depot Inc.	826,170	271,199
*	Walt Disney Co.	1,421,532	240,481
*	Netflix Inc.	345,975	211,162
	Costco Wholesale Corp.	345,834	155,400
	Walmart Inc.	1,096,638	152,849
	NIKE Inc. Class B	999,422	145,146
	McDonald's Corp.	584,228	140,863
	Lowe's Cos. Inc.	546,111	110,784
	Starbucks Corp.	922,103	101,717
	Target Corp.	382,448	87,493
*	Booking Holdings Inc.	32,043	76,066
	TJX Cos. Inc.	891,331	58,810
*	General Motors Co.	1,017,759	53,646
	Estee Lauder Cos. Inc. Class A	172,033	51,598
	Activision Blizzard Inc.	604,859	46,810
*	Uber Technologies Inc.	1,032,312	46,248
*	Ford Motor Co.	3,073,218	43,517
*	Airbnb Inc. Class A	250,468	42,016
	Dollar General Corp.	182,718	38,762
*	Chipotle Mexican Grill Inc. Class A	20,915	38,013
*	Lululemon Athletica Inc.	93,041	37,654
	eBay Inc.	484,095	33,727
*	O'Reilly Automotive Inc.	54,009	33,003
	Electronic Arts Inc.	223,348	31,771
*	Aptiv plc	211,146	31,454
	Ross Stores Inc.	279,106	30,381
*	Marriott International Inc. Class A	203,950	30,203
*	Hilton Worldwide Holdings Inc.	218,305	28,840
*	AutoZone Inc.	16,897	28,691
	Yum! Brands Inc.	231,489	28,313
*	Trade Desk Inc. Class A	339,940	23,898
*	Southwest Airlines Co.	460,114	23,664
*	Copart Inc.	166,923	23,156
	DR Horton Inc.	251,960	21,157
*	Delta Air Lines Inc.	485,000	20,666

		Shares	Market Value ($000)
*	Etsy Inc.	99,263	20,643
*	Carvana Co. Class A	66,159	19,950
	Lennar Corp. Class A	208,998	19,579
	Garmin Ltd.	120,775	18,776
	Best Buy Co. Inc.	176,666	18,675
*	Expedia Group Inc.	113,568	18,614
	VF Corp.	275,559	18,460
	ViacomCBS Inc. Class B	460,216	18,183
	Tractor Supply Co.	89,120	18,057
*	Caesars Entertainment Inc.	158,430	17,789
*	Peloton Interactive Inc. Class A	200,191	17,427
*	Dollar Tree Inc.	176,271	16,873
*	CarMax Inc.	127,091	16,263
*	Carnival Corp.	649,811	16,252
*	Roblox Corp. Class A	204,366	15,440
	Darden Restaurants Inc.	101,600	15,389
*	Ulta Beauty Inc.	42,597	15,374
*,1	AMC Entertainment Holdings Inc. Class A	402,237	15,309
*	Royal Caribbean Cruises Ltd.	169,323	15,061
*	Burlington Stores Inc.	52,118	14,779
*	Wayfair Inc. Class A	57,602	14,718
*	Take-Two Interactive Software Inc.	90,893	14,004
	MGM Resorts International	321,211	13,860
	Domino's Pizza Inc.	28,905	13,787
	Genuine Parts Co.	112,562	13,646
	Pool Corp.	29,856	12,970
*	NVR Inc.	2,634	12,628
	Bath & Body Works Inc.	196,907	12,411
	Omnicom Group Inc.	169,045	12,249
*	United Airlines Holdings Inc.	256,697	12,211
*	Las Vegas Sands Corp.	329,640	12,065
*	Lyft Inc. Class A	217,092	11,634
	Interpublic Group of Cos. Inc.	306,839	11,252
*	DraftKings Inc. Class A	221,545	10,670
*	Vail Resorts Inc.	31,627	10,565
*	American Airlines Group Inc.	511,470	10,495
	Williams-Sonoma Inc.	58,609	10,393
	Advance Auto Parts Inc.	49,497	10,339
*	Live Nation Entertainment Inc.	111,499	10,161
	Fox Corp. Class A	252,668	10,135
*	Floor & Decor Holdings Inc. Class A	82,334	9,945
	Whirlpool Corp.	48,557	9,899
*	LKQ Corp.	193,067	9,715
	Hasbro Inc.	102,891	9,180
*,1	GameStop Corp. Class A	51,160	8,977
*	Penn National Gaming Inc.	122,477	8,875
	News Corp. Class A	375,663	8,839
	PulteGroup Inc.	192,052	8,819
*	RH	13,195	8,800
*	Liberty Media Corp.-Liberty Formula One Class C	158,960	8,172
	BorgWarner Inc. (XNYS)	186,867	8,075
	Tapestry Inc.	217,797	8,063
*	Deckers Outdoor Corp.	21,718	7,823
*	Five Below Inc.	44,150	7,806
*	Norwegian Cruise Line Holdings Ltd.	289,987	7,746
	Service Corp. International	125,642	7,571
	Lithia Motors Inc. Class A	23,612	7,486
	Lear Corp.	46,965	7,349

		Shares	Market Value ($000)
*	Chegg Inc.	107,358	7,302
	Tempur Sealy International Inc.	153,597	7,128
*	Wynn Resorts Ltd.	81,492	6,906
*	SiteOne Landscape Supply Inc.	34,522	6,886
	Rollins Inc.	189,766	6,704
	Newell Brands Inc.	301,613	6,678
*	Crocs Inc.	46,425	6,661
*	Bright Horizons Family Solutions Inc.	47,696	6,650
	Aramark	197,268	6,482
	Churchill Downs Inc.	26,813	6,437
	Gentex Corp.	188,627	6,221
	New York Times Co. Class A	123,863	6,103
*	Zynga Inc. Class A	808,724	6,090
*	Scientific Games Corp. Class A	72,585	6,030
*	Discovery Inc. Class C	245,876	5,967
*	BJ's Wholesale Club Holdings Inc.	107,410	5,899
	Kohl's Corp.	122,443	5,766
*	PVH Corp.	56,005	5,757
*	Liberty Media Corp.- Liberty SiriusXM Class C	121,070	5,747
*	IAA Inc.	105,010	5,730
*	Alaska Air Group Inc.	96,480	5,654
	Wyndham Hotels & Resorts Inc.	72,889	5,626
*	YETI Holdings Inc.	64,650	5,540
	Dick's Sporting Goods Inc.	45,887	5,496
	Macy's Inc.	243,183	5,496
*	Capri Holdings Ltd.	113,331	5,486
	Polaris Inc.	45,162	5,404
	Nielsen Holdings plc	280,042	5,374
*	AutoNation Inc.	42,201	5,138
*	Planet Fitness Inc. Class A	65,021	5,107
	Toll Brothers Inc.	92,057	5,090
*	Mattel Inc.	273,805	5,082
	Gap Inc.	220,442	5,004
	Marriott Vacations Worldwide Corp.	31,774	4,999
	Thor Industries Inc.	40,651	4,990
*	Fox Factory Holding Corp.	33,273	4,809
	Texas Roadhouse Inc. Class A	52,236	4,771
	Hanesbrands Inc.	276,712	4,748
	Nexstar Media Group Inc. Class A	31,203	4,742
	AMERCO	6,959	4,496
	Harley-Davidson Inc.	122,365	4,480
	Leggett & Platt Inc.	99,726	4,472
*	Stamps.com Inc.	13,532	4,463
*	Skechers USA Inc. Class A	105,653	4,450
*	Chewy Inc. Class A	65,215	4,442
	Fox Corp. Class B	119,675	4,442
*	Avis Budget Group Inc.	36,675	4,273
*	Helen of Troy Ltd.	18,903	4,247
*	Terminix Global Holdings Inc.	98,242	4,094
*	Victoria's Secret & Co.	71,641	3,959
*	JetBlue Airways Corp.	253,297	3,873
*	Goodyear Tire & Rubber Co.	218,547	3,868
[1]	Sirius XM Holdings Inc.	631,511	3,852
	Ralph Lauren Corp. Class A	34,467	3,827
	Wingstop Inc.	23,293	3,818
*	National Vision Holdings Inc.	64,719	3,674
	Foot Locker Inc.	80,276	3,665
	Travel + Leisure Co.	67,103	3,659

		Shares	Market Value ($000)
	H&R Block Inc.	144,310	3,608
*	Boyd Gaming Corp.	54,921	3,474
	Choice Hotels International Inc.	27,413	3,464
	TEGNA Inc.	168,937	3,331
*	Hilton Grand Vacations Inc.	69,628	3,312
	Carter's Inc.	33,477	3,255
	Papa John's International Inc.	25,575	3,248
	Murphy USA Inc.	19,346	3,236
*	Under Armour Inc. Class A	159,956	3,228
*	QuantumScape Corp. Class A	131,454	3,226
*	Sonos Inc.	98,672	3,193
*	Discovery Inc. Class A	125,401	3,183
*	Grand Canyon Education Inc.	35,832	3,152
	Signet Jewelers Ltd.	39,701	3,135
	American Eagle Outfitters Inc.	119,953	3,095
	Warner Music Group Corp. Class A	72,403	3,094
	Wendy's Co.	142,638	3,092
*	Sabre Corp.	255,886	3,030
*	Asbury Automotive Group Inc.	15,270	3,004
*	Liberty Media Corp.- Liberty SiriusXM Class A	63,537	2,997
*	Ollie's Bargain Outlet Holdings Inc.	49,508	2,984
	Qurate Retail Inc. Series A	278,229	2,835
*	Academy Sports & Outdoors Inc.	69,779	2,793
*	Meritage Homes Corp.	28,745	2,788
*	frontdoor Inc.	66,118	2,770
*	Hyatt Hotels Corp. Class A	35,857	2,765
	KB Home	70,388	2,739
*	Madison Square Garden Sports Corp.	14,592	2,713
*	TripAdvisor Inc.	78,896	2,671
*	Leslie's Inc.	129,176	2,653
	Columbia Sportswear Co.	27,664	2,651
	Cracker Barrel Old Country Store Inc.	18,946	2,649
*	Callaway Golf Co.	94,208	2,603
*	Under Armour Inc. Class C	148,453	2,601
*,1	Luminar Technologies Inc. Class A	166,025	2,590
	Group 1 Automotive Inc.	13,649	2,564
*	Overstock.com Inc.	32,270	2,514
	LCI Industries	18,575	2,501
*	Six Flags Entertainment Corp.	58,815	2,500
*	Skyline Champion Corp.	41,624	2,500
	Rent-A-Center Inc.	44,460	2,499
*	LGI Homes Inc.	17,547	2,490
	Dana Inc.	111,359	2,477
	Steven Madden Ltd.	60,471	2,429
	Penske Automotive Group Inc.	24,104	2,425
*	Taylor Morrison Home Corp. Class A	93,718	2,416
*	Red Rock Resorts Inc. Class A	47,000	2,407
*	Nordstrom Inc.	87,885	2,325
*	Shake Shack Inc. Class A	29,635	2,325
*	Allegiant Travel Co.	11,697	2,287
	Herman Miller Inc.	59,754	2,250
*	Spirit Airlines Inc.	84,901	2,202
*	SeaWorld Entertainment Inc.	39,784	2,201
*	Stitch Fix Inc. Class A	54,408	2,174
*	PROG Holdings Inc.	51,705	2,172
*	iHeartMedia Inc. Class A	84,862	2,123
*	Visteon Corp.	22,483	2,122
	MDC Holdings Inc.	44,869	2,096

		Shares	Market Value ($000)
*	Boot Barn Holdings Inc.	23,481	2,087
	Kontoor Brands Inc.	40,934	2,045
*	SkyWest Inc.	40,695	2,008
*	Gentherm Inc.	24,747	2,003
*	Dorman Products Inc.	21,129	2,000
*	Cardlytics Inc.	23,504	1,973
*	Coty Inc. Class A	249,855	1,964
	World Wrestling Entertainment Inc. Class A	34,702	1,952
	Wolverine World Wide Inc.	65,349	1,950
*,1	ContextLogic Inc. Class A	350,743	1,915
*	Tri Pointe Homes Inc.	90,831	1,909
*	2U Inc.	56,056	1,882
*	Revolve Group Inc.	30,445	1,881
*	Coursera Inc.	59,368	1,879
*	Abercrombie & Fitch Co. Class A	49,704	1,870
*	Vista Outdoor Inc.	46,200	1,862
	Rush Enterprises Inc. Class A	40,828	1,844
*	Brinker International Inc.	37,163	1,823
*	Cheesecake Factory Inc.	37,930	1,783
*	iRobot Corp.	22,591	1,773
	Winnebago Industries Inc.	24,392	1,767
*	Meredith Corp.	31,504	1,755
*	Bloomin' Brands Inc.	70,098	1,752
*,1	Fisker Inc.	117,137	1,716
	Graham Holdings Co. Class B	2,885	1,700
*	Everi Holdings Inc.	70,045	1,694
	John Wiley & Sons Inc. Class A	32,408	1,692
*	Sleep Number Corp.	17,644	1,649
	Levi Strauss & Co. Class A	67,109	1,645
*	Cavco Industries Inc.	6,766	1,602
	Jack in the Box Inc.	16,291	1,586
	Gray Television Inc.	67,271	1,535
*	Madison Square Garden Entertainment Corp.	21,095	1,533
*	KAR Auction Services Inc.	93,481	1,532
*	Cinemark Holdings Inc.	78,198	1,502
*	ODP Corp.	37,081	1,489
	Century Communities Inc.	24,103	1,481
	Lennar Corp. Class B	18,956	1,471
*	Sally Beauty Holdings Inc.	86,875	1,464
	Monro Inc.	25,066	1,442
	PriceSmart Inc.	18,301	1,419
*	Lions Gate Entertainment Corp. Class B	108,601	1,412
*	Adtalem Global Education Inc.	37,240	1,408
*	Stagwell Inc.	181,366	1,391
*	Urban Outfitters Inc.	45,121	1,340
*	Bed Bath & Beyond Inc.	77,021	1,331
*	M/I Homes Inc.	23,020	1,331
*	Houghton Mifflin Harcourt Co.	97,758	1,313
*	Knowles Corp.	68,170	1,277
*	Selectquote Inc.	97,399	1,259
	Camping World Holdings Inc. Class A	32,252	1,254
	Strategic Education Inc.	17,714	1,249
	Big Lots Inc.	28,292	1,227
	HNI Corp.	33,314	1,223
	Sinclair Broadcast Group Inc. Class A	38,302	1,213
*	Bally's Corp.	24,186	1,213
*	Laureate Education Inc. Class A	71,339	1,212
*	Dave & Buster's Entertainment Inc.	30,535	1,170

		Shares	Market Value ($000)
	Acushnet Holdings Corp.	24,910	1,163
*	Central Garden & Pet Co. Class A	26,967	1,160
*	Driven Brands Holdings Inc.	39,866	1,152
*	Clean Energy Fuels Corp.	139,516	1,137
*	Stride Inc.	31,463	1,131
*	Petco Health & Wellness Co. Inc. Class A	53,621	1,131
*	Malibu Boats Inc. Class A	15,964	1,117
*	Dine Brands Global Inc.	13,606	1,105
	La-Z-Boy Inc.	34,295	1,105
	Oxford Industries Inc.	12,254	1,105
*	elf Beauty Inc.	37,741	1,096
*,1	Figs Inc. Class A	29,168	1,083
	Sturm Ruger & Co. Inc.	14,607	1,078
*,1	AMC Networks Inc. Class A	22,746	1,060
	Inter Parfums Inc.	13,918	1,041
*	XPEL Inc.	13,506	1,025
*	Liberty Media Corp.- Liberty Braves Class C	37,773	998
*	G-III Apparel Group Ltd.	34,131	966
	Buckle Inc.	24,121	955
*	Purple Innovation Inc. Class A	45,350	953
*	Tenneco Inc. Class A	65,265	931
*	PowerSchool Holdings Inc. Class A	37,099	913
	Sonic Automotive Inc. Class A	17,153	901
*	GoPro Inc. Class A	95,786	897
	Hibbett Inc.	12,662	896
	Matthews International Corp. Class A	25,246	876
*	Mister Car Wash Inc.	46,818	854
	Dillard's Inc. Class A	4,921	849
	EW Scripps Co. Class A	46,754	844
*	Denny's Corp.	50,703	828
*	Duolingo Inc.	4,975	828
	Franchise Group Inc.	23,187	821
*	MarineMax Inc.	16,663	808
*	Hawaiian Holdings Inc.	37,196	806
	Steelcase Inc. Class A	63,588	806
*	RealReal Inc.	60,810	801
*,1	Blink Charging Co.	27,854	797
*	Children's Place Inc.	10,443	786
*	Rush Street Interactive Inc.	40,280	774
*,1	Canoo Inc.	100,008	769
*	WW International Inc.	42,040	767
*,1	Corsair Gaming Inc.	29,312	760
*	Viad Corp.	16,676	757
*	Tupperware Brands Corp.	35,654	753
	Smith & Wesson Brands Inc.	36,261	753
*	Clear Channel Outdoor Holdings Inc.	276,549	749
*	Zumiez Inc.	18,697	743
*	American Axle & Manufacturing Holdings Inc.	84,097	741
*	QuinStreet Inc.	41,970	737
*	Gannett Co. Inc.	110,116	736
*	Dutch Bros Inc. Class A	16,742	725
*	BJ's Restaurants Inc.	17,198	718
*	Angi Inc. Class A	57,285	707
*	Monarch Casino & Resort Inc.	10,540	706
*	Designer Brands Inc. Class A	50,155	699
	Interface Inc. Class A	46,070	698
*	Arko Corp.	69,096	698
	Aaron's Co. Inc.	25,077	691

		Shares	Market Value ($000)
*	Golden Entertainment Inc.	13,922	683
*	Lovesac Co.	10,235	676
*	Genesco Inc.	11,560	667
	Guess? Inc.	31,516	662
*	Cars.com Inc.	51,373	650
	Standard Motor Products Inc.	14,698	642
*	Poshmark Inc. Class A	26,867	638
*,1	Lordstown Motors Corp. Class A	79,546	635
*	ACV Auctions Inc. Class A	35,298	631
*	Sportsman's Warehouse Holdings Inc.	35,734	629
*	1-800-Flowers.com Inc. Class A	20,445	624
	Caleres Inc.	27,838	619
*	Party City Holdco Inc.	84,631	601
*	Golden Nugget Online Gaming Inc.	34,508	599
*	America's Car-Mart Inc.	4,917	574
*	Sun Country Airlines Holdings Inc.	16,956	569
*	XL Fleet Corp.	90,500	557
*	Perdoceo Education Corp.	52,228	552
*	Accel Entertainment Inc. Class A	45,157	548
	Carriage Services Inc. Class A	12,259	547
*	Ruth's Hospitality Group Inc.	25,796	534
*	Green Brick Partners Inc.	25,529	524
*	Boston Omaha Corp. Class A	13,372	519
*	Central Garden & Pet Co.	10,771	517
*	Citi Trends Inc.	7,071	516
*	Liberty Media Corp.- Liberty Formula One Class A	10,952	515
	News Corp. Class B	22,053	512
*,1	Vuzix Corp.	48,736	510
	Clarus Corp.	19,701	505
	Winmark Corp.	2,268	488
	RCI Hospitality Holdings Inc.	7,097	486
	Global Industrial Co.	12,614	478
*	CarParts.com Inc.	30,098	470
*	Chuy's Holdings Inc.	14,867	469
*	TravelCenters of America Inc.	9,315	464
*	Liquidity Services Inc.	21,150	457
*	Sciplay Corp. Class A	21,401	443
	Scholastic Corp.	12,192	435
*	Universal Electronics Inc.	8,709	429
*	Arlo Technologies Inc.	66,604	427
*	Lumber Liquidators Holdings Inc.	22,784	426
	Shoe Carnival Inc.	13,142	426
	Haverty Furniture Cos. Inc.	12,608	425
*	Beazer Homes USA Inc.	24,555	424
*	Lions Gate Entertainment Corp. Class A	29,584	420
*	Fossil Group Inc.	34,834	413
*	Frontier Group Holdings Inc.	26,151	413
*	Chico's FAS Inc.	91,824	412
	Ethan Allen Interiors Inc.	17,222	408
*	Thryv Holdings Inc.	13,561	407
*	Master Craft Boat Holdings Inc.	16,176	406
*	Stoneridge Inc.	19,660	401
[1]	Big 5 Sporting Goods Corp.	17,318	399
*	Lindblad Expeditions Holdings Inc.	27,054	395
*	Traeger Inc.	18,764	393
*	AMMO Inc.	61,945	381
*	Noodles & Co. Class A	32,233	380
	Movado Group Inc.	11,802	372

		Shares	Market Value ($000)
*	Eastman Kodak Co.	54,395	370
*	Entercom Communications Corp. Class A	100,561	370
*	Quotient Technology Inc.	63,063	367
*,1	Krispy Kreme Inc.	26,121	366
	A-Mark Precious Metals Inc.	6,087	365
*,1	Romeo Power Inc.	73,713	365
	Kimball International Inc. Class B	32,325	362
*	F45 Training Holdings Inc.	24,109	361
*	Integral Ad Science Holding Corp.	17,364	358
*	Marcus Corp.	20,201	352
*,1	ThredUP Inc. Class A	16,158	350
*	Hovnanian Enterprises Inc. Class A	3,584	345
	Johnson Outdoors Inc. Class A	3,143	333
*	Turtle Beach Corp.	11,732	326
*	Century Casinos Inc.	24,110	325
*,1	Genius Brands International Inc.	234,028	318
*	Janus International Group Inc.	26,016	318
*	Cooper-Standard Holdings Inc.	14,266	313
*	American Public Education Inc.	12,200	312
*	Barnes & Noble Education Inc.	30,748	307
*	Conn's Inc.	13,098	299
*	Latham Group Inc.	18,163	298
*,1	Vinco Ventures Inc.	46,409	297
*	Funko Inc. Class A	16,230	296
*	Lands' End Inc.	12,417	292
	Entravision Communications Corp. Class A	40,414	287
*	American Outdoor Brands Inc.	11,671	287
*	Bluegreen Vacations Holding Class A	11,102	286
*,1	Rover Group Inc.	20,972	285
*	Red Robin Gourmet Burgers Inc.	12,065	278
	OneWater Marine Inc. Class A	6,864	276
*	Motorcar Parts of America Inc.	14,030	274
*,1	Cricut Inc. Class A	9,788	270
*	El Pollo Loco Holdings Inc.	15,765	266
	Tilly's Inc. Class A	18,963	266
*	Shift Technologies Inc.	38,395	266
	Rocky Brands Inc.	5,557	265
*	Cinedigm Corp. Class A	105,017	264
	Del Taco Restaurants Inc.	29,720	259
*	1847 Goedeker Inc.	80,546	253
*	Daily Journal Corp.	782	251
*	Dream Finders Homes Inc. Class A	14,226	247
*,1	Weber Inc. Class A	13,944	245
*	Full House Resorts Inc.	22,955	244
*	Container Store Group Inc.	25,464	242
	Hooker Furniture Corp.	8,476	229
*	Express Inc.	47,901	226
*	RumbleON Inc. Class B	5,809	226
*	CarLotz Inc.	59,380	226
*,1	Faraday Future Intelligent Electric Inc.	23,887	225
	Cato Corp. Class A	13,544	224
*	European Wax Center Inc. Class A	8,015	224
*	Drive Shack Inc.	79,336	223
	Superior Group of Cos. Inc.	9,574	223
*	Vera Bradley Inc.	23,678	223
*	Kirkland's Inc.	11,440	220
*	Nautilus Inc.	23,396	218
*	Holley Inc.	18,237	218

		Shares	Market Value ($000)
*,1	Arcimoto Inc.	18,511	212
	Lifetime Brands Inc.	11,366	207
*	Liberty TripAdvisor Holdings Inc. Class A	66,173	204
*	PlayAGS Inc.	24,685	195
*	Build-A-Bear Workshop Inc.	11,373	193
*	Tile Shop Holdings Inc.	25,082	192
*	Snap One Holdings Corp.	11,489	192
*,1	CuriosityStream Inc.	17,896	189
*	Mesa Air Group Inc.	23,386	179
*	Universal Technical Institute Inc.	25,928	175
*	Kura Sushi USA Inc. Class A	4,012	175
*	Lincoln Educational Services Corp.	25,913	173
*	Ondas Holdings Inc.	18,924	173
*	ONE Group Hospitality Inc.	15,600	167
*	Delta Apparel Inc.	5,925	162
*	Cumulus Media Inc. Class A	13,183	161
*	Duluth Holdings Inc. Class B	11,825	161
*,1	Vizio Holding Corp. Class A	7,553	160
*	Fiesta Restaurant Group Inc.	14,544	159
*	Superior Industries International Inc.	21,922	155
	National CineMedia Inc.	43,312	154
*	Alta Equipment Group Inc.	11,111	153
*	VOXX International Corp. Class A	12,973	149
*,1	Aterian Inc.	13,615	147
*	Chicken Soup For The Soul Entertainment Inc.	6,233	143
*	Lakeland Industries Inc.	6,673	140
	Flexsteel Industries Inc.	4,412	136
*	Potbelly Corp.	19,904	135
*	Strattec Security Corp.	3,297	128
	Acme United Corp.	3,895	128
	Saga Communications Inc. Class A	5,396	123
	Weyco Group Inc.	5,407	123
	Carrols Restaurant Group Inc.	33,393	122
	Hamilton Beach Brands Holding Co. Class A	7,791	122
*	Townsquare Media Inc. Class A	9,337	122
	JOANN Inc.	10,928	122
*	Lazydays Holdings Inc.	5,685	121
*	Wheels Up Experience Inc.	18,408	121
	Bassett Furniture Industries Inc.	6,604	120
	Wayside Technology Group Inc.	4,347	117
*	BBQ Holdings Inc.	7,686	116
*	Aspen Group Inc.	20,450	114
*	Gaia Inc. Class A	11,846	112
*	HyreCar Inc.	13,151	112
*	Urban One Inc.	16,472	112
*	Outbrain Inc.	7,347	109
*	Reservoir Media Inc.	11,962	109
*	Luby's Inc.	25,825	108
*	Emerald Holding Inc.	24,384	106
*	J Jill Inc.	6,042	105
*	LiveXLive Media Inc.	34,796	104
*,1	XpresSpa Group Inc.	69,444	102
*	Biglari Holdings Inc. Class A	123	101
*,1	Esports Technologies Inc.	3,019	101
*,1	Owlet Inc.	17,889	100
	Nathan's Famous Inc.	1,617	99
*	SRAX Inc. Class A	18,450	99
*	Hall of Fame Resort & Entertainment Co.	37,453	99

		Shares	Market Value ($000)
	Marine Products Corp.	7,669	96
*	Charles & Colvard Ltd.	31,847	95
*	Reading International Inc. Class A	18,429	93
*	Legacy Housing Corp.	5,152	93
*	Marchex Inc. Class B	30,939	92
*	JAKKS Pacific Inc.	7,692	91
*	AYRO Inc.	25,772	88
*	Casper Sleep Inc.	19,231	82
*	Fluent Inc.	35,496	81
*	Lee Enterprises Inc.	3,573	81
*	Revlon Inc. Class A	7,776	79
	Escalade Inc.	4,007	76
*	iMedia Brands Inc.	11,820	68
*	Travelzoo	5,593	65
*	Good Times Restaurants Inc.	12,665	65
*	Koss Corp.	3,956	65
*	Live Ventures Inc.	1,731	65
*	LMP Automotive Holdings Inc.	4,172	64
*,1	BurgerFi International Inc.	7,162	62
*	Regis Corp.	16,735	58
*	Zovio Inc. Class A	23,676	57
	Educational Development Corp.	5,856	57
*	Xponential Fitness Inc. Class A	3,484	44
	NL Industries Inc.	7,172	41
	DallasNews Corp.	5,787	40
*	Kewaunee Scientific Corp.	2,881	38
*	Dolphin Entertainment Inc.	2,844	35
*	Endeavor Group Holdings Inc. Class A	1,018	29
*	Unique Fabricating Inc.	8,518	28
*	Ark Restaurants Corp.	1,632	25
*	Brilliant Earth Group Inc. Class A	1,729	23
*	Instructure Holdings Inc.	683	15
*	aka Brands Holding Corp.	1,281	11
*	Torrid Holdings Inc.	501	8
*,2	Zagg Inc.	23,781	2
			5,535,861
Consumer Staples (4.6%)
	Procter & Gamble Co.	1,900,917	265,748
	PepsiCo Inc.	1,082,046	162,751
	Coca-Cola Co.	3,044,425	159,741
	Philip Morris International Inc.	1,219,293	115,577
	CVS Health Corp.	1,031,751	87,554
	Altria Group Inc.	1,440,707	65,581
	Mondelez International Inc. Class A	1,092,859	63,583
	Colgate-Palmolive Co.	658,751	49,788
	Kimberly-Clark Corp.	264,342	35,009
	Sysco Corp.	380,566	29,874
	General Mills Inc.	471,071	28,179
	Walgreens Boots Alliance Inc.	573,525	26,984
	Constellation Brands Inc. Class A	125,266	26,392
	Archer-Daniels-Midland Co.	437,300	26,242
*	Monster Beverage Corp.	289,349	25,703
	Corteva Inc.	575,333	24,210
	McKesson Corp.	121,287	24,182
	Kroger Co.	526,855	21,301
	Kraft Heinz Co.	527,634	19,428
	Hershey Co.	114,254	19,338
	Keurig Dr Pepper Inc.	556,730	19,018

		Shares	Market Value ($000)
	Tyson Foods Inc. Class A	231,252	18,255
	Brown-Forman Corp. Class B	254,564	17,058
	Church & Dwight Co. Inc.	193,973	16,016
	Clorox Co.	96,018	15,902
	McCormick & Co. Inc.	195,875	15,872
	AmerisourceBergen Corp. Class A	113,026	13,501
	Kellogg Co.	202,326	12,933
	Conagra Brands Inc.	376,041	12,737
	J M Smucker Co.	81,321	9,761
*	Darling Ingredients Inc.	126,955	9,128
	Bunge Ltd.	105,135	8,550
	Hormel Foods Corp.	206,261	8,457
	Lamb Weston Holdings Inc.	113,007	6,935
	Molson Coors Beverage Co. Class B	142,070	6,589
	Campbell Soup Co.	155,159	6,487
*	Performance Food Group Co.	121,422	5,641
	Casey's General Stores Inc.	28,870	5,441
*	U.S. Foods Holding Corp	156,218	5,415
*	Post Holdings Inc.	44,130	4,861
*,1	Beyond Meat Inc.	44,654	4,700
*	Freshpet Inc.	32,516	4,640
	Ingredion Inc.	50,513	4,496
*	Boston Beer Co. Inc. Class A	7,194	3,667
	Flowers Foods Inc.	149,389	3,530
*	Herbalife Nutrition Ltd.	81,810	3,467
	Spectrum Brands Holdings Inc.	32,873	3,145
	Sanderson Farms Inc.	15,552	2,927
*	Hain Celestial Group Inc.	65,315	2,794
*	Celsius Holdings Inc.	29,158	2,627
	Lancaster Colony Corp.	15,085	2,547
	WD-40 Co.	10,812	2,503
*	Simply Good Foods Co.	68,826	2,374
*	Sprouts Farmers Market Inc.	91,447	2,119
*	United Natural Foods Inc.	43,106	2,087
	Energizer Holdings Inc.	52,860	2,064
	Primo Water Corp.	118,146	1,857
*	Hostess Brands Inc. Class A	103,860	1,804
*	TreeHouse Foods Inc.	44,801	1,787
*	Beauty Health Co.	68,035	1,767
	Medifast Inc.	8,803	1,696
	J & J Snack Foods Corp.	10,713	1,637
	Nu Skin Enterprises Inc. Class A	39,818	1,611
	Edgewell Personal Care Co.	41,629	1,511
[1]	B&G Foods Inc.	49,756	1,487
	Coca-Cola Consolidated Inc.	3,766	1,485
*	Grocery Outlet Holding Corp.	66,699	1,439
	Vector Group Ltd.	105,246	1,342
	Reynolds Consumer Products Inc.	41,737	1,141
	Cal-Maine Foods Inc.	31,095	1,124
*	Pilgrim's Pride Corp.	36,534	1,062
	National Beverage Corp.	18,852	990
*	GrowGeneration Corp.	39,783	981
*	Hydrofarm Holdings Group Inc.	25,746	975
	Universal Corp.	19,396	937
*	BellRing Brands Inc. Class A	30,120	926
	Fresh Del Monte Produce Inc.	27,951	901
*	USANA Health Sciences Inc.	9,731	897
	Utz Brands Inc.	50,927	872

		Shares	Market Value ($000)
*	Chefs' Warehouse Inc.	25,139	819
	Seaboard Corp.	184	754
	Ingles Markets Inc. Class A	11,360	750
	Andersons Inc.	24,138	744
	Weis Markets Inc.	13,538	711
	MGP Ingredients Inc.	10,060	655
	Turning Point Brands Inc.	13,201	630
	ACCO Brands Corp.	71,684	616
*	Rite Aid Corp.	42,291	601
	John B Sanfilippo & Son Inc.	6,987	571
*,1	Tattooed Chef Inc.	30,134	555
	SpartanNash Co.	25,263	553
	Calavo Growers Inc.	11,840	453
*	Veru Inc.	52,358	447
*	Mission Produce Inc.	24,002	441
	PetMed Express Inc.	15,958	429
*	22nd Century Group Inc.	138,672	410
	Tootsie Roll Industries Inc.	12,441	379
*	Whole Earth Brands Inc.	32,301	373
*	PLBY Group Inc.	15,509	366
*	Duckhorn Portfolio Inc.	14,491	332
*,1	AppHarvest Inc.	48,216	314
*	Vital Farms Inc.	14,325	252
*	Honest Co. Inc.	22,195	230
	Limoneira Co.	14,134	229
*	Seneca Foods Corp. Class A	4,623	223
*	Landec Corp.	21,960	203
*	Blue Apron Holdings Inc. Class A	25,316	186
*	Olaplex Holdings Inc.	7,203	177
	Oil-Dri Corp. of America	4,877	171
	Village Super Market Inc. Class A	7,855	170
*	HF Foods Group Inc.	25,973	157
*	Alkaline Water Co. Inc.	90,909	145
*	NewAge Inc.	104,614	145
*	Laird Superfood Inc.	6,085	116
*	AquaBounty Technologies Inc.	27,703	113
*	Zevia PBC Class A	9,474	109
	Natural Grocers by Vitamin Cottage Inc.	8,592	96
*	Farmer Bros Co.	11,334	95
	Alico Inc.	2,759	94
	Nature's Sunshine Products Inc.	6,280	92
*	LifeMD Inc.	11,936	74
*	Lifevantage Corp.	10,023	68
	ProPhase Labs Inc.	12,254	64
*	MedAvail Holdings Inc.	20,325	59
*	Sovos Brands Inc.	3,935	55
*	Reed's Inc.	90,090	54
*	S&W Seed Co.	18,009	47
*	Calyxt Inc.	12,987	44
*	Greenlane Holdings Inc. Class A	16,878	40
*	Lifeway Foods Inc.	5,791	32
*	Bridgford Foods Corp.	1,495	18
*	Natural Alternatives International Inc.	1,343	18
			1,591,117
Energy (2.9%)
	Exxon Mobil Corp.	3,307,866	194,569
	Chevron Corp.	1,511,967	153,389
	ConocoPhillips	1,039,710	70,461

		Shares	Market Value ($000)
	EOG Resources Inc.	456,543	36,647
	Schlumberger NV	1,092,642	32,386
	Marathon Petroleum Corp.	499,883	30,898
	Pioneer Natural Resources Co.	171,651	28,582
	Kinder Morgan Inc.	1,509,029	25,246
	Williams Cos. Inc.	951,879	24,692
	Phillips 66	343,254	24,038
	Valero Energy Corp.	320,342	22,607
	Occidental Petroleum Corp.	693,998	20,528
	ONEOK Inc.	349,206	20,250
	Devon Energy Corp.	531,558	18,876
*	Cheniere Energy Inc.	188,023	18,364
	Hess Corp.	217,641	17,000
	Baker Hughes Co. Class A	615,239	15,215
	Halliburton Co.	665,135	14,380
*	Enphase Energy Inc.	95,031	14,252
	Diamondback Energy Inc.	142,140	13,456
*	Plug Power Inc.	449,917	11,491
	Targa Resources Corp.	179,270	8,822
	Marathon Oil Corp.	619,459	8,468
*	First Solar Inc.	75,188	7,177
	Ovintiv Inc.	206,580	6,792
	Cimarex Energy Co.	76,700	6,688
	Cabot Oil & Gas Corp.	295,997	6,441
	APA Corp.	296,671	6,358
	Texas Pacific Land Corp.	4,858	5,875
*	EQT Corp.	236,899	4,847
	Chesapeake Energy Corp.	76,976	4,741
*	Range Resources Corp.	193,548	4,380
*	NOV Inc.	304,218	3,988
*	Antero Resources Corp.	209,773	3,946
	HollyFrontier Corp.	113,877	3,773
	PDC Energy Inc.	78,032	3,698
	DTE Midstream LLC	76,967	3,559
*	ChampionX Corp.	156,826	3,507
	Equitrans Midstream Corp.	328,046	3,326
	Matador Resources Co.	84,603	3,218
	Murphy Oil Corp.	117,751	2,940
*	Southwestern Energy Co.	529,396	2,933
	Continental Resources Inc.	57,710	2,663
*	Denbury Inc.	37,827	2,657
*	California Resources Corp.	63,822	2,617
	Antero Midstream Corp.	246,796	2,572
	SM Energy Co.	95,938	2,531
*,1	ChargePoint Holdings Inc.	122,216	2,443
*	Shoals Technologies Group Inc. Class A	81,361	2,268
*	Stem Inc.	90,178	2,154
	Magnolia Oil & Gas Corp. Class A	118,944	2,116
	Helmerich & Payne Inc.	75,337	2,065
*	Renewable Energy Group Inc.	39,130	1,964
*	CNX Resources Corp.	144,869	1,828
	New Fortress Energy Inc. Class A	65,862	1,828
	Arcosa Inc.	36,126	1,812
*	Whiting Petroleum Corp.	30,290	1,769
*	Array Technologies Inc.	94,916	1,758
	Cactus Inc. Class A	44,391	1,674
*	Transocean Ltd.	435,867	1,652
	World Fuel Services Corp.	48,733	1,638

		Shares	Market Value ($000)
*	FuelCell Energy Inc.	243,642	1,630
*	Callon Petroleum Co.	31,383	1,540
*	SunPower Corp.	65,888	1,494
	Oasis Petroleum Inc.	14,660	1,458
*	Ameresco Inc. Class A	23,162	1,353
	Patterson-UTI Energy Inc.	146,534	1,319
*	Green Plains Inc.	39,919	1,303
	Bonanza Creek Energy Inc.	24,256	1,162
*	Tellurian Inc.	278,638	1,089
*	Delek U.S. Holdings Inc.	59,300	1,066
*	Arch Resources Inc.	11,393	1,057
*	Oceaneering International Inc.	79,137	1,054
	Archrock Inc.	123,948	1,023
	Core Laboratories NV	36,190	1,004
*	Centennial Resource Development Inc. Class A	149,414	1,001
*	Liberty Oilfield Services Inc. Class A	82,046	995
*	Peabody Energy Corp.	67,282	995
*	PBF Energy Inc. Class A	76,131	987
*	Laredo Petroleum Inc.	11,972	971
*	TPI Composites Inc.	27,922	942
*	Gevo Inc.	140,958	936
	Warrior Met Coal Inc.	39,766	925
*	Weatherford International plc	46,982	924
	Northern Oil and Gas Inc.	39,122	837
*	Gulfport Energy Operating Corp.	8,867	729
*	Noble Corp.	25,384	687
*	NOW Inc.	89,646	686
*	Comstock Resources Inc.	66,037	683
*	Dril-Quip Inc.	26,759	674
*	Extraction Oil & Gas Inc.	11,632	657
*	ProPetro Holding Corp.	74,422	644
*	Bristow Group Inc.	19,531	622
	Brigham Minerals Inc. Class A	31,535	604
*	Alpha Metallurgical Resources Inc.	12,132	604
*	CONSOL Energy Inc.	21,472	559
*	DMC Global Inc.	14,807	547
*	Par Pacific Holdings Inc.	33,981	534
*	NexTier Oilfield Solutions Inc.	115,251	530
*	Nabors Industries Ltd. (XNYS)	5,204	502
*,1	Montauk Renewables Inc.	43,772	492
*	Contango Oil & Gas Co.	98,443	450
*	MRC Global Inc.	60,545	444
*	Helix Energy Solutions Group Inc.	110,543	429
	Berry Corp.	56,641	408
	CVR Energy Inc.	24,012	400
	SunCoke Energy Inc.	63,465	399
*	Aemetis Inc.	21,789	398
*	Tidewater Inc.	32,002	386
*	Talos Energy Inc.	27,471	378
*	Penn Virginia Corp.	13,737	366
*	REX American Resources Corp.	4,138	331
*	Centrus Energy Corp. Class A	8,446	327
*,1	Camber Energy Inc.	83,352	318
*	American Superconductor Corp.	21,358	311
*	SandRidge Energy Inc.	23,225	302
*	W&T Offshore Inc.	79,186	295
*	Oil States International Inc.	45,618	292
*	TETRA Technologies Inc.	89,707	280

		Shares	Market Value ($000)
*	Select Energy Services Inc. Class A	51,616	268
*	Vine Energy Inc. Class A	15,885	262
*	RPC Inc.	52,946	257
*	Newpark Resources Inc.	77,367	255
*	Goodrich Petroleum Corp.	10,684	253
*,1	Volta Inc.	29,219	253
*,1	Advent Technologies Holdings Inc.	28,570	249
*	Matrix Service Co.	22,185	232
	Altus Midstream Co. Class A	2,794	193
*	Ring Energy Inc.	63,932	189
	Solaris Oilfield Infrastructure Inc. Class A	22,541	188
*	FTS International Inc. Class A	6,980	172
*,1	Beam Global	5,797	159
	Falcon Minerals Corp.	33,440	157
*	Amplify Energy Corp.	28,902	154
*	Earthstone Energy Inc. Class A	16,735	154
*	Trecora Resources	18,546	152
*	NextDecade Corp.	54,783	152
*	SilverBow Resources Inc.	5,904	145
	Evolution Petroleum Corp.	24,898	141
*	Sunworks Inc.	21,967	135
*	Exterran Corp.	29,186	130
*	Ramaco Resources Inc.	10,388	128
*	VAALCO Energy Inc.	42,208	124
	NACCO Industries Inc. Class A	3,937	117
*	Ideal Power Inc.	7,692	117
*	FTC Solar Inc.	14,906	116
*	Natural Gas Services Group Inc.	10,759	112
*	Ecoark Holdings Inc.	21,097	111
*	Geospace Technologies Corp.	11,189	107
	PHX Minerals Inc.	34,965	107
*,1	Ocean Power Technologies Inc.	41,515	96
*	Forum Energy Technologies Inc.	3,991	90
*	SEACOR Marine Holdings Inc.	18,771	87
*	Capstone Green Energy Corp.	13,423	65
*	Hallador Energy Co.	21,432	63
*	Flotek Industries Inc.	46,970	59
*	Battalion Oil Corp.	5,921	58
*	Dawson Geophysical Co.	21,717	54
*	American Resources Corp. Class A	26,674	51
*	U.S. Well Services Inc.	65,359	47
*	Profire Energy Inc.	39,969	46
	Adams Resources & Energy Inc.	1,512	46
*	Mammoth Energy Services Inc.	15,291	45
*	Gulf Island Fabrication Inc.	10,847	43
*	MIND Technology Inc.	15,887	30
*,1	KLX Energy Services Holdings Inc.	5,977	28
*	Nabors Industries Ltd. (OOTC)	2,112	12
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,002,355
Financials (11.4%)
	JPMorgan Chase & Co.	2,341,292	383,246
*	Berkshire Hathaway Inc. Class B	1,346,937	367,633
	Bank of America Corp.	5,930,544	251,752
	Wells Fargo & Co.	3,211,502	149,046
	Citigroup Inc.	1,588,258	111,464
	Morgan Stanley	1,140,944	111,025
	Goldman Sachs Group Inc.	263,472	99,600

		Shares	Market Value ($000)
	BlackRock Inc.	107,125	89,841
	Charles Schwab Corp.	1,200,063	87,413
	S&P Global Inc.	188,448	80,070
	PNC Financial Services Group Inc.	332,309	65,013
	Blackstone Inc.	537,472	62,530
	U.S. Bancorp	1,043,267	62,012
	Truist Financial Corp.	1,042,644	61,151
	Marsh & McLennan Cos. Inc.	395,872	59,947
	CME Group Inc.	281,510	54,438
	Chubb Ltd.	291,287	50,532
	Intercontinental Exchange Inc.	439,897	50,509
	Aon plc Class A (XNYS)	167,413	47,842
	Moody's Corp.	123,524	43,865
	Progressive Corp.	457,121	41,319
	MSCI Inc. Class A	61,374	37,336
	American International Group Inc.	670,595	36,809
	T Rowe Price Group Inc.	177,915	34,996
	Prudential Financial Inc.	302,191	31,791
	Bank of New York Mellon Corp.	609,627	31,603
	MetLife Inc.	503,557	31,085
	Travelers Cos. Inc.	195,695	29,748
	Allstate Corp.	232,043	29,541
	Discover Financial Services	234,703	28,833
*	SVB Financial Group	44,384	28,711
	First Republic Bank	139,658	26,937
	KKR & Co. Inc.	433,886	26,415
	Aflac Inc.	472,692	24,641
	Arthur J Gallagher & Co.	162,215	24,113
	Ameriprise Financial Inc.	89,262	23,576
	Willis Towers Watson plc	100,936	23,464
	Fifth Third Bancorp	542,972	23,044
	State Street Corp.	271,783	23,025
*	Coinbase Global Inc. Class A	100,546	22,872
	Hartford Financial Services Group Inc.	272,701	19,157
	Huntington Bancshares Inc.	1,145,769	17,714
	Nasdaq Inc.	90,841	17,534
	Northern Trust Corp.	155,667	16,782
	KeyCorp.	752,119	16,261
	Regions Financial Corp.	750,633	15,996
	Citizens Financial Group Inc.	333,478	15,667
	Broadridge Financial Solutions Inc.	91,069	15,176
	M&T Bank Corp.	101,389	15,141
	Ally Financial Inc.	283,849	14,491
	Cincinnati Financial Corp.	120,128	13,721
	Principal Financial Group Inc.	209,826	13,513
	Raymond James Financial Inc.	142,106	13,114
*	Markel Corp.	10,741	12,837
	Signature Bank	46,975	12,790
*	Upstart Holdings Inc.	39,611	12,535
	MarketAxess Holdings Inc.	28,384	11,941
	FactSet Research Systems Inc.	29,573	11,675
*	Berkshire Hathaway Inc. Class A	28	11,519
*	Arch Capital Group Ltd.	294,956	11,261
	Brown & Brown Inc.	187,246	10,383
	Cboe Global Markets Inc.	83,735	10,371
	Apollo Global Management Inc. Class A	165,333	10,183
	Lincoln National Corp.	140,692	9,673
	Fidelity National Financial Inc.	212,108	9,617

		Shares	Market Value ($000)
	Equitable Holdings Inc.	321,489	9,529
	Annaly Capital Management Inc.	1,105,503	9,308
	LPL Financial Holdings Inc.	59,270	9,291
	Loews Corp.	170,270	9,183
	Ares Management Corp. Class A	121,597	8,978
	East West Bancorp Inc.	110,341	8,556
	Comerica Inc.	105,032	8,455
	Western Alliance Bancorp	77,146	8,395
*,1	Lucid Group Inc.	317,084	8,048
	Carlyle Group Inc.	164,946	7,799
	Invesco Ltd.	322,645	7,779
	Zions Bancorp NA	125,031	7,738
	Everest Re Group Ltd.	30,520	7,654
	W R Berkley Corp.	104,460	7,644
	Assurant Inc.	46,434	7,325
*	Athene Holding Ltd. Class A	104,024	7,164
	American Financial Group Inc.	56,736	7,139
	Franklin Resources Inc.	236,302	7,023
	First Horizon Corp.	428,822	6,986
*	SoFi Technologies Inc.	435,933	6,923
	Tradeweb Markets Inc. Class A	82,013	6,625
*	Alleghany Corp.	10,345	6,460
	AGNC Investment Corp.	408,744	6,446
	Globe Life Inc.	71,765	6,389
	Reinsurance Group of America Inc.	53,305	5,931
	SEI Investments Co.	99,822	5,919
	People's United Financial Inc.	338,210	5,909
	Commerce Bancshares Inc.	83,304	5,805
	Janus Henderson Group plc	135,925	5,618
	Voya Financial Inc.	90,098	5,531
	First American Financial Corp.	81,735	5,480
	Cullen/Frost Bankers Inc.	45,551	5,403
	Starwood Property Trust Inc.	218,241	5,327
	Jefferies Financial Group Inc.	143,243	5,319
	Old Republic International Corp.	229,974	5,319
	Pinnacle Financial Partners Inc.	55,591	5,230
	Stifel Financial Corp.	76,260	5,183
	RenaissanceRe Holdings Ltd.	37,144	5,178
	First Financial Bankshares Inc.	108,604	4,990
	Prosperity Bancshares Inc.	69,631	4,953
	Morningstar Inc.	18,602	4,818
	Primerica Inc.	30,883	4,745
	Affiliated Managers Group Inc.	30,721	4,642
	Popular Inc.	59,405	4,614
	Synovus Financial Corp.	105,066	4,611
	New York Community Bancorp Inc.	347,197	4,468
	OneMain Holdings Inc.	78,660	4,352
	SLM Corp.	242,043	4,260
	Valley National Bancorp	319,279	4,250
	Interactive Brokers Group Inc. Class A	68,043	4,242
	SouthState Corp.	56,238	4,199
	Glacier Bancorp Inc.	74,560	4,127
	PacWest Bancorp	89,752	4,068
	MGIC Investment Corp.	270,414	4,045
	CIT Group Inc.	77,832	4,043
	Bank OZK	92,718	3,985
	New Residential Investment Corp.	360,231	3,963
	Webster Financial Corp.	71,527	3,895

		Shares	Market Value ($000)
	Lazard Ltd. Class A	83,022	3,802
	First Citizens BancShares Inc. Class A	4,464	3,764
	Wintrust Financial Corp.	46,065	3,702
	Houlihan Lokey Inc. Class A	40,125	3,696
	Sterling Bancorp	146,850	3,665
	Essent Group Ltd.	83,177	3,661
*	Credit Acceptance Corp.	6,165	3,608
	United Bankshares Inc.	98,627	3,588
	Blackstone Mortgage Trust Inc. Class A	117,324	3,557
	Unum Group	141,793	3,553
	Evercore Inc. Class A	26,564	3,551
	Erie Indemnity Co. Class A	19,699	3,515
	Selective Insurance Group Inc.	46,150	3,486
	RLI Corp.	33,590	3,368
	Umpqua Holdings Corp.	166,036	3,362
	Radian Group Inc.	146,386	3,326
	Hanover Insurance Group Inc.	25,461	3,300
	UMB Financial Corp.	32,939	3,186
	Kemper Corp.	47,635	3,182
	BankUnited Inc.	74,854	3,130
	Hancock Whitney Corp.	65,138	3,069
	Pacific Premier Bancorp Inc.	73,509	3,046
	Community Bank System Inc.	44,182	3,023
*	Open Lending Corp. Class A	83,807	3,023
	First Hawaiian Inc.	102,555	3,010
*	Brighthouse Financial Inc.	65,821	2,977
	ServisFirst Bancshares Inc.	37,961	2,953
	Moelis & Co. Class A	47,263	2,924
	Ameris Bancorp	52,929	2,746
	Investors Bancorp Inc.	181,722	2,746
	Eastern Bankshares Inc.	134,573	2,732
	Axis Capital Holdings Ltd.	59,297	2,730
	Kinsale Capital Group Inc.	16,804	2,717
	FNB Corp.	233,253	2,710
	Home BancShares Inc.	115,090	2,708
	FirstCash Inc.	30,232	2,645
	Chimera Investment Corp.	176,473	2,621
	Assured Guaranty Ltd.	54,325	2,543
	Walker & Dunlop Inc.	22,313	2,533
	Navient Corp.	125,015	2,467
	BancorpSouth Bank	82,153	2,447
*	Mr Cooper Group Inc.	59,173	2,436
	Artisan Partners Asset Management Inc. Class A	49,469	2,420
	White Mountains Insurance Group Ltd.	2,242	2,398
*	Marathon Digital Holdings Inc.	75,430	2,382
	Federated Hermes Inc.	73,035	2,374
*	Texas Capital Bancshares Inc.	39,460	2,368
	CNO Financial Group Inc.	99,583	2,344
	Associated Banc-Corp.	109,018	2,335
	Bank of Hawaii Corp.	27,589	2,267
	United Community Banks Inc.	68,986	2,264
	Columbia Banking System Inc.	58,580	2,225
	Virtu Financial Inc. Class A	90,864	2,220
*	Silvergate Capital Corp. Class A	19,114	2,208
	Old National Bancorp	129,231	2,190
*	Trupanion Inc.	28,020	2,176
	Independent Bank Group Inc.	30,102	2,138
	Cadence BanCorp. Class A	95,731	2,102

		Shares	Market Value ($000)
	Hamilton Lane Inc. Class A	24,585	2,085
*	LendingClub Corp.	73,275	2,069
*	Axos Financial Inc.	39,435	2,032
	Goosehead Insurance Inc. Class A	13,335	2,031
	BOK Financial Corp.	22,556	2,020
*	Enstar Group Ltd.	8,494	1,994
	Flagstar Bancorp Inc.	39,251	1,993
	Cathay General Bancorp	47,799	1,978
	Santander Consumer USA Holdings Inc.	47,441	1,978
	Simmons First National Corp. Class A	66,781	1,974
	Independent Bank Corp. (XNGS)	25,893	1,972
	American National Group Inc.	10,353	1,957
	Blue Owl Capital Inc.	124,896	1,943
	Arbor Realty Trust Inc.	104,708	1,940
*,1	Lemonade Inc.	28,847	1,933
	First Merchants Corp.	46,012	1,925
	American Equity Investment Life Holding Co.	64,996	1,922
	CVB Financial Corp.	94,102	1,917
	Washington Federal Inc.	54,752	1,879
	WSFS Financial Corp.	36,155	1,855
*	Cannae Holdings Inc.	59,299	1,845
*	Triumph Bancorp Inc.	18,328	1,835
	Virtus Investment Partners Inc.	5,776	1,792
	Piper Sandler Cos.	12,903	1,787
	First Midwest Bancorp Inc.	93,428	1,776
	Sandy Spring Bancorp Inc.	38,252	1,753
[1]	Rocket Cos. Inc. Class A	108,676	1,743
*	Focus Financial Partners Inc. Class A	33,254	1,742
	Atlantic Union Bankshares Corp.	46,821	1,725
	International Bancshares Corp.	41,436	1,725
	First BanCorp (XNYS)	130,740	1,719
*	Ryan Specialty Group Holdings Inc. Class A	50,421	1,708
	Fulton Financial Corp.	111,699	1,707
	MFA Financial Inc.	369,079	1,687
*,1	Riot Blockchain Inc.	63,914	1,643
	Live Oak Bancshares Inc.	25,572	1,627
	Towne Bank	52,001	1,618
	Two Harbors Investment Corp.	250,401	1,588
	Eagle Bancorp Inc.	27,256	1,567
*	Palomar Holdings Inc.	19,368	1,566
	PennyMac Mortgage Investment Trust	79,516	1,566
	First Financial Bancorp	65,568	1,535
	Hilltop Holdings Inc.	46,247	1,511
	Renasant Corp.	41,505	1,496
	Cohen & Steers Inc.	17,844	1,495
	WesBanco Inc.	43,880	1,495
	PennyMac Financial Services Inc.	24,439	1,494
*	Genworth Financial Inc. Class A	397,871	1,492
	Banner Corp.	26,789	1,479
*	PRA Group Inc.	35,059	1,477
*	NMI Holdings Inc. Class A	64,935	1,468
	Hope Bancorp Inc.	100,832	1,456
	Heartland Financial USA Inc.	29,644	1,425
	Veritex Holdings Inc.	35,834	1,410
	BGC Partners Inc. Class A	268,935	1,401
	Stewart Information Services Corp.	22,045	1,395
	New York Mortgage Trust Inc.	324,258	1,381
	Provident Financial Services Inc.	57,935	1,360

		Shares	Market Value ($000)
	Northwest Bancshares Inc.	102,338	1,359
	Park National Corp.	11,134	1,358
	PJT Partners Inc. Class A	17,141	1,356
	Lakeland Financial Corp.	18,890	1,346
	Argo Group International Holdings Ltd.	25,448	1,329
	Trustmark Corp.	41,104	1,324
	StepStone Group Inc. Class A	30,849	1,315
	iStar Inc.	51,931	1,302
*	BRP Group Inc. Class A	38,990	1,298
	Horace Mann Educators Corp.	32,478	1,292
	Apollo Commercial Real Estate Finance Inc.	87,035	1,291
	Great Western Bancorp Inc.	39,367	1,289
	Seacoast Banking Corp. of Florida	37,752	1,276
*	LendingTree Inc.	9,084	1,270
	Brightsphere Investment Group Inc.	48,030	1,255
	Meta Financial Group Inc.	23,449	1,231
	Mercury General Corp.	21,992	1,224
	Capitol Federal Financial Inc.	105,926	1,217
	Enterprise Financial Services Corp.	26,886	1,217
	Redwood Trust Inc.	90,872	1,171
	First Interstate BancSystem Inc. Class A	28,400	1,143
	FB Financial Corp.	26,300	1,128
*	Encore Capital Group Inc.	22,755	1,121
	Westamerica BanCorp	19,608	1,103
	ProAssurance Corp.	44,090	1,048
	James River Group Holdings Ltd.	27,749	1,047
	First Busey Corp.	42,391	1,044
	First Bancorp (XNGS)	24,168	1,039
	First Commonwealth Financial Corp.	76,227	1,039
	OceanFirst Financial Corp.	48,125	1,030
	NBT Bancorp Inc.	28,263	1,021
	Broadmark Realty Capital Inc.	103,593	1,021
	Stock Yards Bancorp Inc.	17,243	1,011
*	Bancorp Inc.	39,185	997
	Premier Financial Corp.	30,840	982
	OFG Bancorp	38,858	980
	Ladder Capital Corp. Class A	88,338	976
	AMERISAFE Inc.	16,318	916
	National Bank Holdings Corp. Class A	22,575	914
	Customers Bancorp Inc.	21,171	911
*	Enova International Inc.	26,376	911
	Berkshire Hills Bancorp Inc.	33,418	902
	TriCo Bancshares	20,700	898
	S&T Bancorp Inc.	30,112	887
	Safety Insurance Group Inc.	11,024	874
	Tompkins Financial Corp.	10,794	873
	Dime Community Bancshares Inc.	26,442	864
	ConnectOne Bancorp Inc.	28,770	863
	Nelnet Inc. Class A	10,659	845
	TFS Financial Corp.	44,268	844
	City Holding Co.	10,692	833
	BancFirst Corp.	13,426	807
*	eHealth Inc.	19,930	807
	Brookline Bancorp Inc.	52,294	798
*	StoneX Group Inc.	12,050	794
	Origin Bancorp Inc.	18,382	778
	Washington Trust Bancorp Inc.	14,595	773
	Lakeland Bancorp Inc.	43,613	769

		Shares	Market Value ($000)
	Federal Agricultural Mortgage Corp. Class C	7,065	767
	First Foundation Inc.	28,758	756
	Employers Holdings Inc.	19,118	755
	B Riley Financial Inc.	12,753	753
	Bryn Mawr Bank Corp.	16,366	752
	Cowen Inc. Class A	21,807	748
	German American Bancorp Inc.	19,120	739
	Southside Bancshares Inc.	19,305	739
	Banc of California Inc.	39,297	727
	Invesco Mortgage Capital Inc.	228,512	720
	Kearny Financial Corp.	57,753	718
	Meridian Bancorp Inc.	34,450	715
	Univest Financial Corp.	25,434	697
	State Auto Financial Corp.	13,533	690
	First Bancorp Inc. (XNMS)	17,497	679
	QCR Holdings Inc.	13,202	679
	Northfield Bancorp Inc.	38,905	668
	HomeStreet Inc.	16,210	667
	KKR Real Estate Finance Trust Inc.	31,335	661
	ARMOUR Residential REIT Inc.	59,909	646
	Ellington Financial Inc.	34,971	640
	Granite Point Mortgage Trust Inc.	48,363	637
*	World Acceptance Corp.	3,361	637
	Ready Capital Corp.	43,946	634
	Brightspire Capital Inc. Class A	67,552	634
*	SiriusPoint Ltd.	67,638	626
	Great Southern Bancorp Inc.	11,028	604
	HCI Group Inc.	5,457	604
	Preferred Bank	9,051	604
*	Clearwater Analytics Holdings Inc. Class A	23,477	601
	Heritage Commerce Corp.	51,480	599
	Heritage Financial Corp.	23,369	596
	Peoples Bancorp Inc.	18,839	596
*	Blucora Inc.	38,109	594
	WisdomTree Investments Inc.	103,732	588
*	Oscar Health Inc. Class A	33,664	585
	Capstead Mortgage Corp.	86,808	581
	Community Trust Bancorp Inc.	13,784	580
	TPG RE Finance Trust Inc.	46,515	576
	Flushing Financial Corp.	25,350	573
	Horizon Bancorp Inc.	31,511	573
*	Ambac Financial Group Inc.	39,914	572
*	Columbia Financial Inc.	30,918	572
	Central Pacific Financial Corp.	22,233	571
	Camden National Corp.	11,605	556
	Hanmi Financial Corp.	27,562	553
*	MoneyGram International Inc.	67,298	540
*	Metropolitan Bank Holding Corp.	6,393	539
*	Nicolet Bankshares Inc.	7,120	528
	Peapack-Gladstone Financial Corp.	15,693	524
	Republic Bancorp Inc. Class A	10,316	523
	TrustCo Bank Corp. NY	16,208	518
	Merchants Bancorp	12,440	491
*	TriState Capital Holdings Inc.	22,836	483
	Harbornone Bancorp Inc.	34,132	479
*	Atlantic Capital Bancshares Inc.	17,888	474
[1]	UWM Holdings Corp.	66,913	465
	Byline Bancorp Inc.	18,876	464

		Shares	Market Value ($000)
	United Fire Group Inc.	20,043	463
	Cambridge Bancorp	5,229	460
	Allegiance Bancshares Inc.	12,023	459
	First Mid Bancshares Inc.	11,036	453
	Hingham Institution for Savings	1,342	452
*	Amerant Bancorp Inc.	18,206	450
*	MBIA Inc.	34,724	446
	First of Long Island Corp.	21,614	445
	West BanCorp Inc.	14,723	442
	Victory Capital Holdings Inc. Class A	12,377	433
	Independent Bank Corp.	19,950	429
	Arrow Financial Corp.	12,431	427
	Diamond Hill Investment Group Inc.	2,410	423
	Financial Institutions Inc.	13,757	422
	Altabancorp	9,564	422
	Equity Bancshares Inc. Class A	12,511	418
	Bank of Marin Bancorp	10,847	409
*	CrossFirst Bankshares Inc.	31,136	405
*	Oportun Financial Corp.	16,124	404
*	Original BARK Co.	58,559	402
	Sculptor Capital Management Inc. Class A	14,349	400
	RBB Bancorp	15,393	388
	Reliant Bancorp Inc.	12,274	388
	Regional Management Corp.	6,622	385
	Farmers National Banc Corp.	24,423	384
*	Root Inc. Class A	72,590	383
	Orchid Island Capital Inc.	77,448	379
	Dynex Capital Inc.	21,780	376
	Mercantile Bank Corp.	11,505	369
	GCM Grosvenor Inc. Class A	32,062	369
	Old Second Bancorp Inc.	26,939	352
	HomeTrust Bancshares Inc.	12,495	350
	Waterstone Financial Inc.	16,948	347
	First Financial Corp.	8,082	340
	CBTX Inc.	12,864	339
	MVB Financial Corp.	7,888	338
*	Southern First Bancshares Inc.	6,267	335
	Bank First Corp.	4,705	333
*	EZCorp. Inc. Class A	42,879	325
	Southern Missouri Bancorp Inc.	7,236	325
*	Assetmark Financial Holdings Inc.	12,803	318
	Guaranty Bancshares Inc.	8,583	308
	National Western Life Group Inc. Class A	1,460	307
	Bar Harbor Bankshares	10,890	305
	First Community Bankshares Inc.	9,516	302
	First Bancorp Inc. (XNGS)	10,329	301
	CNB Financial Corp.	12,325	300
*	Blue Foundry Bancorp	21,679	299
*	Bridgewater Bancshares Inc.	16,910	296
	First Internet Bancorp	9,481	296
	Oppenheimer Holdings Inc. Class A	6,504	295
	Universal Insurance Holdings Inc.	22,580	294
	Metrocity Bankshares Inc.	13,855	291
*	Carter Bankshares Inc.	20,477	291
	Citizens & Northern Corp.	11,421	289
	SmartFinancial Inc.	11,166	289
	Civista Bancshares Inc.	12,290	286
	Spirit of Texas Bancshares Inc.	11,836	286

		Shares	Market Value ($000)
	Business First Bancshares Inc.	12,106	283
	Midland States Bancorp Inc.	11,303	280
	Sierra Bancorp	11,421	277
	Home Bancorp Inc.	7,072	274
	PCSB Financial Corp.	14,750	272
	Bank of Commerce Holdings	17,841	271
*	MetroMile Inc.	76,215	271
	Primis Financial Corp.	18,589	269
	American National Bankshares Inc.	8,097	268
	Capstar Financial Holdings Inc.	12,603	268
	Enterprise Bancorp Inc.	7,396	266
	Summit Financial Group Inc.	10,872	266
	Great Ajax Corp.	19,118	258
	MidWestOne Financial Group Inc.	8,410	254
	Peoples Financial Services Corp.	5,555	253
*	GoHealth Inc. Class A	50,258	253
	Northeast Bank	7,301	246
*	Citizens Inc. Class A	39,264	244
	First Bank	17,152	242
	Curo Group Holdings Corp.	13,913	241
	Community Bankers Trust Corp.	21,096	240
	First Business Financial Services Inc.	8,209	236
	Alerus Financial Corp.	7,753	232
	Perella Weinberg Partners	17,115	227
*	Select Bancorp Inc.	13,079	226
	Investors Title Co.	1,228	224
	Century Bancorp Inc. Class A	1,921	221
	Capital City Bank Group Inc.	8,723	216
	Independence Holding Co.	4,360	216
*,1	MarketWise Inc.	25,869	214
	Northrim BanCorp Inc.	5,007	213
	FS Bancorp Inc.	6,102	211
	ACNB Corp.	7,552	211
	PCB Bancorp	10,468	208
	Farmers & Merchants Bancorp Inc.	9,093	204
	Amalgamated Financial Corp.	12,684	201
*	Pacific Mercantile Bancorp	21,670	200
*,1	Doma Holdings Inc.	27,001	200
*	Howard Bancorp Inc.	9,817	199
	Bankwell Financial Group Inc.	6,682	197
	Macatawa Bank Corp.	24,533	197
	Bank of Princeton	6,539	196
	Investar Holding Corp.	8,881	196
*	Ocwen Financial Corp.	6,957	196
	Tiptree Inc.	19,509	195
	Luther Burbank Corp.	14,477	194
	Blue Ridge Bankshares Inc.	11,023	194
*	Coastal Financial Corp.	6,035	192
*	Safeguard Scientifics Inc.	21,427	190
	Richmond Mutual BanCorp. Inc.	11,942	190
	Codorus Valley Bancorp Inc.	8,406	189
*	BayCom Corp.	10,074	187
*	Amerant Bancorp Inc. Class B	8,024	186
	Orrstown Financial Services Inc.	7,905	185
	Crawford & Co. Class B	20,568	184
	Marlin Business Services Corp.	8,289	184
	Territorial Bancorp Inc.	7,222	183
	Timberland Bancorp Inc.	6,298	182

		Shares	Market Value ($000)
*	First Western Financial Inc.	6,238	181
	Unity Bancorp Inc.	7,494	175
	1st Constitution Bancorp	7,270	172
	South Plains Financial Inc.	7,074	172
	Shore Bancshares Inc.	9,614	170
	BankFinancial Corp.	14,629	168
	Community Financial Corp.	4,532	167
	Ellington Residential Mortgage REIT	14,992	167
	AFC Gamma Inc.	7,675	166
	First Northwest Bancorp	9,392	165
*	Trean Insurance Group Inc.	15,892	165
*	Professional Holding Corp. Class A	8,790	165
	Riverview Bancorp Inc.	22,319	162
	Level One Bancorp Inc.	5,494	162
	ESSA Bancorp Inc.	9,620	160
	ChoiceOne Financial Services Inc.	6,523	160
	Hawthorn Bancshares Inc.	6,846	159
*	MainStreet Bancshares Inc.	6,562	157
*	Medallion Financial Corp.	20,075	157
	Greenhill & Co. Inc.	10,650	156
	BCB Bancorp Inc.	10,481	155
	County Bancorp Inc.	4,244	155
	Parke Bancorp Inc.	6,976	153
	Central Valley Community Bancorp	7,048	152
	Evans Bancorp Inc.	3,966	152
*	Republic First Bancorp Inc.	48,570	150
	Manning & Napier Inc.	16,394	150
	OP Bancorp	14,487	149
*	FVCBankcorp Inc.	7,380	148
	LCNB Corp.	8,403	148
*	NI Holdings Inc.	8,452	148
	Penns Woods Bancorp Inc.	6,226	148
	FNCB Bancorp Inc.	17,770	148
	First Financial Northwest Inc.	8,982	147
	Heritage Insurance Holdings Inc.	21,610	147
	Westwood Holdings Group Inc.	7,751	147
	Capital Bancorp Inc.	6,085	146
	Provident Bancorp Inc.	9,103	146
	National Bankshares Inc.	4,005	145
	Red River Bancshares Inc.	2,895	144
	Plumas Bancorp	4,517	142
	First Community Corp.	7,052	141
	Chemung Financial Corp.	3,092	140
*	Greenlight Capital Re Ltd. Class A	18,936	140
	1st Source Corp.	2,941	139
*	Esquire Financial Holdings Inc.	4,853	139
	Donegal Group Inc. Class A	9,483	137
	Mid Penn Bancorp Inc.	4,979	137
	Western New England Bancorp Inc.	15,919	136
	Meridian Corp.	4,682	134
*	Arlington Asset Investment Corp. Class A	35,385	131
*	Pioneer Bancorp Inc.	10,394	131
*	Sunlight Financial Holdings Inc.	24,670	131
	GAMCO Investors Inc. Class A	4,894	129
	Middlefield Banc Corp.	5,180	125
	Franklin Financial Services Corp.	3,861	125
	First United Corp.	6,583	122
	Ames National Corp.	5,256	122

		Shares	Market Value ($000)
	C&F Financial Corp.	2,281	121
	Union Bankshares Inc.	3,794	121
*	ACRES Commercial Realty Corp.	7,472	121
*	Maiden Holdings Ltd.	38,102	120
*	Security National Financial Corp. Class A	14,459	119
	CB Financial Services Inc.	5,108	118
	Salisbury Bancorp Inc.	2,232	117
	United Security Bancshares	14,133	113
*	Consumer Portfolio Services Inc.	19,297	113
	First Capital Inc.	2,766	113
	Peoples Bancorp of North Carolina Inc.	3,935	112
	Sachem Capital Corp.	20,534	112
	Fidelity D&D Bancorp Inc.	2,155	109
	Virginia National Bankshares Corp.	3,023	109
*	Riverview Financial Corp.	8,121	107
	Lument Finance Trust Inc.	27,115	107
	Colony Bankcorp Inc.	5,631	105
	William Penn Bancorp Inc.	8,580	105
	Citizens Community Bancorp Inc.	7,386	103
*	Midwest Holding Inc.	2,640	103
	AG Mortgage Investment Trust Inc.	9,045	103
	Norwood Financial Corp.	3,972	102
	Pzena Investment Management Inc. Class A	10,406	102
*	California BanCorp.	5,914	102
	Nexpoint Real Estate Finance Inc.	5,255	102
*	Velocity Financial LLC	7,686	101
	HBT Financial Inc.	6,435	100
*	Ponce de Leon Federal Bank	6,750	98
	Western Asset Mortgage Capital Corp.	37,649	98
	SB Financial Group Inc.	5,360	97
	Provident Financial Holdings Inc.	5,547	95
	Greene County Bancorp Inc.	2,548	93
	loanDepot Inc. Class A	13,793	93
	Guild Holdings Co. Class A	6,557	90
	U.S. Global Investors Inc. Class A	15,552	89
*	Sterling Bancorp Inc.	16,749	86
	Eagle Bancorp Montana Inc.	3,864	86
*	Elevate Credit Inc.	20,549	85
	First Guaranty Bancshares Inc.	4,247	85
	Prudential Bancorp Inc.	5,501	84
*	Malvern Bancorp Inc.	4,773	81
	Ohio Valley Banc Corp.	2,951	81
	Five Star Bancorp	3,402	81
*	Broadway Financial Corp.	24,365	81
	Summit State Bank	3,975	79
	First Savings Financial Group Inc.	2,763	78
	Silvercrest Asset Management Group Inc. Class A	4,801	75
*	Finance of America Cos. Inc. Class A	15,156	75
	First National Corp.	3,187	73
	United Insurance Holdings Corp.	19,845	72
	Associated Capital Group Inc. Class A	1,854	69
*	Heritage Global Inc.	34,014	67
	IF Bancorp Inc.	2,846	65
	AmeriServ Financial Inc.	15,247	60
	Bank7 Corp.	2,764	59
	Angel Oak Mortgage Inc.	3,367	57
	Kingstone Cos. Inc.	8,512	56
	Auburn National BanCorp Inc.	1,551	53

		Shares	Market Value ($000)
*	Randolph Bancorp Inc.	2,351	51
	Sound Financial Bancorp Inc.	1,102	50
	Oak Valley Bancorp	2,728	48
	Cherry Hill Mortgage Investment Corp.	5,187	46
	Manhattan Bridge Capital Inc.	6,830	46
*	Nicholas Financial Inc.	3,692	45
*	Rhinebeck Bancorp Inc.	3,974	43
	Severn Bancorp Inc.	3,402	43
*	Great Elm Group Inc.	18,596	42
	Cortland Bancorp	1,445	40
	Hennessy Advisors Inc.	3,282	32
*	Conifer Holdings Inc.	4,822	14
	Old Point Financial Corp.	603	13
*	U.S. Century Bank Class A	611	7
			3,972,105
Health Care (13.0%)
	Johnson & Johnson	2,062,334	333,067
	UnitedHealth Group Inc.	738,000	288,366
	Pfizer Inc.	4,382,370	188,486
	Thermo Fisher Scientific Inc.	307,487	175,677
	Abbott Laboratories	1,387,311	163,883
	Eli Lilly & Co.	673,048	155,508
	Danaher Corp.	502,589	153,008
	AbbVie Inc.	1,382,087	149,086
	Merck & Co. Inc.	1,980,799	148,778
	Medtronic plc	1,051,780	131,841
*	Moderna Inc.	268,071	103,170
	Bristol-Myers Squibb Co.	1,737,980	102,836
	Amgen Inc.	443,763	94,366
*	Intuitive Surgical Inc.	93,096	92,551
	Zoetis Inc.	371,209	72,066
	Anthem Inc.	190,376	70,972
	Stryker Corp.	265,013	69,889
	Gilead Sciences Inc.	982,722	68,643
	Becton Dickinson and Co.	224,392	55,160
*	Edwards Lifesciences Corp.	485,974	55,017
	Cigna Corp.	265,377	53,118
*	Illumina Inc.	122,531	49,700
	HCA Healthcare Inc.	200,632	48,697
*	Boston Scientific Corp.	1,110,618	48,190
*	Regeneron Pharmaceuticals Inc.	78,135	47,286
*	DexCom Inc.	75,805	41,455
*	IDEXX Laboratories Inc.	66,631	41,438
	Humana Inc.	100,722	39,196
*	Align Technology Inc.	58,362	38,836
	Agilent Technologies Inc.	236,094	37,192
*	Vertex Pharmaceuticals Inc.	201,702	36,587
*	IQVIA Holdings Inc.	149,876	35,901
*	Biogen Inc.	116,826	33,061
	Baxter International Inc.	392,058	31,533
*	Veeva Systems Inc. Class A	107,974	31,115
	ResMed Inc.	114,071	30,063
*	Centene Corp.	455,909	28,408
	West Pharmaceutical Services Inc.	57,707	24,499
	Zimmer Biomet Holdings Inc.	162,111	23,727
*	Laboratory Corp. of America Holdings	75,631	21,286
*	Horizon Therapeutics plc	176,702	19,356
*	Seagen Inc.	107,074	18,181

		Shares	Market Value ($000)
*	Catalent Inc.	133,132	17,716
*	Alnylam Pharmaceuticals Inc.	93,003	17,560
	Cerner Corp.	232,156	16,372
*	Charles River Laboratories International Inc.	39,566	16,328
*	Avantor Inc.	389,646	15,936
	Cooper Cos. Inc.	38,548	15,932
	STERIS plc	77,610	15,854
*	Insulet Corp.	53,816	15,296
	PerkinElmer Inc.	87,993	15,248
	Bio-Techne Corp.	30,479	14,769
*	Hologic Inc.	198,684	14,665
*	Teladoc Health Inc.	112,106	14,216
	Quest Diagnostics Inc.	95,945	13,942
	Teleflex Inc.	36,705	13,821
*	Exact Sciences Corp.	134,788	12,865
	Viatris Inc.	949,109	12,860
*	Molina Healthcare Inc.	45,443	12,329
*	Bio-Rad Laboratories Inc. Class A	16,473	12,288
*	Novavax Inc.	58,332	12,093
*	Repligen Corp.	40,979	11,842
*	Elanco Animal Health Inc. (XNYS)	352,342	11,236
	Cardinal Health Inc.	227,043	11,230
*	BioMarin Pharmaceutical Inc.	143,512	11,092
*	ABIOMED Inc.	33,800	11,003
*	Masimo Corp.	38,923	10,537
*	Incyte Corp.	146,685	10,089
	DENTSPLY SIRONA Inc.	172,207	9,997
	Royalty Pharma plc Class A	266,163	9,619
*	Guardant Health Inc.	75,311	9,415
*	10X Genomics Inc. Class A	63,818	9,291
*	Henry Schein Inc.	109,167	8,314
*	Novocure Ltd.	69,185	8,037
	Universal Health Services Inc. Class B	56,515	7,820
	Hill-Rom Holdings Inc.	51,753	7,763
*	Acceleron Pharma Inc.	43,437	7,475
*	Natera Inc.	66,406	7,400
*	Penumbra Inc.	27,300	7,275
*	Syneos Health Inc.	81,537	7,133
*	Neurocrine Biosciences Inc.	74,005	7,098
*	Intellia Therapeutics Inc.	51,819	6,951
*	Mirati Therapeutics Inc.	36,824	6,515
	Organon & Co.	198,111	6,496
*	United Therapeutics Corp.	35,037	6,467
	Bruker Corp.	77,069	6,019
*	Jazz Pharmaceuticals plc	45,533	5,929
*	Tandem Diabetes Care Inc.	49,246	5,879
	Encompass Health Corp.	78,181	5,867
*	DaVita Inc.	49,326	5,735
	Chemed Corp.	12,256	5,700
*	Tenet Healthcare Corp.	84,003	5,581
*	Sarepta Therapeutics Inc.	60,041	5,553
*	Shockwave Medical Inc.	26,133	5,380
*	Envista Holdings Corp.	126,449	5,287
*	Exelixis Inc.	249,564	5,276
*	Omnicell Inc.	34,155	5,070
*	PPD Inc.	108,236	5,064
	Perrigo Co. plc	105,165	4,977
*	Arrowhead Pharmaceuticals Inc.	77,074	4,812

		Shares	Market Value ($000)
*	STAAR Surgical Co.	37,354	4,801
*	Inspire Medical Systems Inc.	20,284	4,724
*	Blueprint Medicines Corp.	45,755	4,704
*	Globus Medical Inc. Class A	60,239	4,615
*	Invitae Corp.	161,443	4,590
*	Halozyme Therapeutics Inc.	112,380	4,572
*	Acadia Healthcare Co. Inc.	71,275	4,546
*	Ultragenyx Pharmaceutical Inc.	50,353	4,541
*	NeoGenomics Inc.	90,784	4,379
*	HealthEquity Inc.	65,951	4,271
*	Medpace Holdings Inc.	22,447	4,249
*	Maravai LifeSciences Holdings Inc. Class A	85,454	4,194
*	Quidel Corp.	27,817	3,926
*	Integra LifeSciences Holdings Corp.	56,519	3,870
*	Alkermes plc	125,472	3,870
*	Bridgebio Pharma Inc.	82,541	3,869
*	Pacific Biosciences of California Inc.	150,049	3,834
*	Amedisys Inc.	25,585	3,815
*	Fate Therapeutics Inc.	63,948	3,790
*	Twist Bioscience Corp.	35,028	3,747
*	LHC Group Inc.	23,580	3,700
*	ICU Medical Inc.	15,681	3,660
*	Oak Street Health Inc.	85,111	3,620
*	Neogen Corp.	82,740	3,593
	Premier Inc. Class A	92,652	3,591
*	Beam Therapeutics Inc.	39,003	3,394
*	TG Therapeutics Inc.	101,118	3,365
*	Adaptive Biotechnologies Corp.	98,847	3,360
*	Denali Therapeutics Inc.	66,556	3,358
*	Ionis Pharmaceuticals Inc.	94,523	3,170
*	Allakos Inc.	29,327	3,105
	Ensign Group Inc.	41,418	3,102
*	Doximity Inc. Class A	38,284	3,089
*	Nevro Corp.	26,402	3,073
	CONMED Corp.	23,296	3,048
	Select Medical Holdings Corp.	84,265	3,048
*	Merit Medical Systems Inc.	42,021	3,017
*	Progyny Inc.	52,318	2,930
*	Arena Pharmaceuticals Inc.	48,153	2,867
*	Haemonetics Corp.	40,158	2,835
*	Option Care Health Inc.	113,333	2,749
*	Vir Biotechnology Inc.	61,385	2,671
*	Nektar Therapeutics Class A	144,878	2,602
*	CareDx Inc.	40,875	2,590
*	Iovance Biotherapeutics Inc.	104,419	2,575
*	Apollo Medical Holdings Inc.	28,225	2,570
*	Arvinas Inc.	31,182	2,563
*	Veracyte Inc.	54,761	2,544
*	Insmed Inc.	91,321	2,515
*	Certara Inc.	74,270	2,458
*	AtriCure Inc.	34,904	2,428
*	NuVasive Inc.	40,472	2,422
*	Kodiak Sciences Inc.	24,760	2,376
*	Inovalon Holdings Inc. Class A	57,775	2,328
*	R1 RCM Inc.	105,273	2,317
*	Integer Holdings Corp.	25,463	2,275
*	Editas Medicine Inc. Class A	54,043	2,220
*	Cytokinetics Inc.	61,977	2,215

		Shares	Market Value ($000)
*	Prestige Consumer Healthcare Inc.	39,298	2,205
*	Intra-Cellular Therapies Inc.	58,845	2,194
*	Phreesia Inc.	35,422	2,186
*	Reata Pharmaceuticals Inc. Class A	21,387	2,152
*	Agios Pharmaceuticals Inc.	46,613	2,151
*	Karuna Therapeutics Inc.	17,413	2,130
*	PTC Therapeutics Inc.	56,360	2,097
*,1	GoodRx Holdings Inc. Class A	50,177	2,058
	Patterson Cos. Inc.	68,176	2,055
*	Sotera Health Co.	77,920	2,038
*	BioCryst Pharmaceuticals Inc.	140,348	2,017
*	Heska Corp.	7,780	2,011
*	Turning Point Therapeutics Inc.	30,100	2,000
*	Amicus Therapeutics Inc.	206,499	1,972
*	Evolent Health Inc. Class A	63,403	1,965
*	Celldex Therapeutics Inc.	36,369	1,964
*	Pacira BioSciences Inc.	34,369	1,925
*	Inari Medical Inc.	23,710	1,923
*	Myriad Genetics Inc.	59,331	1,916
*	Emergent BioSolutions Inc.	38,201	1,913
*	Axonics Inc.	28,834	1,877
*	Sage Therapeutics Inc.	41,850	1,854
*	MEDNAX Inc.	63,861	1,816
*	Apellis Pharmaceuticals Inc.	54,562	1,798
*,1	Cassava Sciences Inc.	28,778	1,787
	Owens & Minor Inc.	56,805	1,777
*	Zentalis Pharmaceuticals Inc.	26,588	1,772
*	NanoString Technologies Inc.	36,780	1,766
*	ModivCare Inc.	9,631	1,749
*	Vericel Corp.	35,788	1,746
*	Accolade Inc.	41,061	1,732
*	Outset Medical Inc.	34,874	1,724
*	Ligand Pharmaceuticals Inc.	12,356	1,721
*	Health Catalyst Inc.	34,312	1,716
*	Ortho Clinical Diagnostics Holdings plc Class H	92,476	1,709
*	Glaukos Corp.	35,200	1,696
*,1	Sorrento Therapeutics Inc.	220,343	1,681
*	Magellan Health Inc.	17,419	1,647
*	1Life Healthcare Inc.	80,696	1,634
*	Atea Pharmaceuticals Inc.	46,140	1,618
*	agilon health Inc.	61,495	1,612
*	Corcept Therapeutics Inc.	81,499	1,604
*	SpringWorks Therapeutics Inc.	24,891	1,579
*	Dynavax Technologies Corp.	82,148	1,578
*	Revance Therapeutics Inc.	55,737	1,553
*	ACADIA Pharmaceuticals Inc.	92,462	1,536
*	Cortexyme Inc.	16,634	1,525
*	Multiplan Corp.	268,631	1,512
*	REVOLUTION Medicines Inc.	54,705	1,505
*	Sana Biotechnology Inc.	66,143	1,490
*	Xencor Inc.	45,021	1,470
*	Ironwood Pharmaceuticals Inc. Class A	111,026	1,450
*	Allogene Therapeutics Inc.	56,056	1,441
	Healthcare Services Group Inc.	57,512	1,437
*	Kymera Therapeutics Inc.	23,842	1,400
*	Cano Health Inc.	108,299	1,373
*	Silk Road Medical Inc.	24,912	1,371
*	C4 Therapeutics Inc.	30,397	1,358

		Shares	Market Value ($000)
*	Fulgent Genetics Inc.	15,040	1,353
*	CorVel Corp.	7,213	1,343
*	AdaptHealth Corp. Class A	57,432	1,338
*	Arcus Biosciences Inc.	37,955	1,323
*	IVERIC bio Inc.	81,337	1,321
*	Lantheus Holdings Inc.	50,719	1,302
*	Relay Therapeutics Inc.	40,812	1,287
*	Global Blood Therapeutics Inc.	49,510	1,261
*	Quanterix Corp.	25,121	1,251
*	iRhythm Technologies Inc.	21,240	1,244
*,1	Inovio Pharmaceuticals Inc.	171,153	1,225
*,1	Bionano Genomics Inc.	222,599	1,224
*	BioLife Solutions Inc.	28,772	1,218
*	Avanos Medical Inc.	39,000	1,217
*	American Well Corp. Class A	133,615	1,217
*	Atara Biotherapeutics Inc.	66,493	1,190
*	Kadmon Holdings Inc.	134,227	1,169
*	Travere Thrapeutics Inc.	48,126	1,167
*	Butterfly Network Inc.	111,779	1,167
*	Cerevel Therapeutics Holdings Inc.	39,518	1,166
*	Clover Health Investments Corp.	157,346	1,163
	U.S. Physical Therapy Inc.	10,494	1,161
*	REGENXBIO Inc.	27,503	1,153
*	Seer Inc. Class A	33,325	1,151
*	Community Health Systems Inc.	98,310	1,150
*	Castle Biosciences Inc.	16,961	1,128
*	Dicerna Pharmaceuticals Inc.	55,578	1,120
*	Joint Corp.	11,375	1,115
*	Nuvation Bio Inc.	112,182	1,115
*	Harmony Biosciences Holdings Inc.	28,852	1,106
*	Surgery Partners Inc.	26,066	1,104
*	Codexis Inc.	46,980	1,093
*	ALX Oncology Holdings Inc.	14,763	1,090
*,1	Ocugen Inc.	151,842	1,090
*	Supernus Pharmaceuticals Inc.	40,752	1,087
*	OPKO Health Inc.	296,764	1,083
*	Deciphera Pharmaceuticals Inc.	31,387	1,067
*	Rocket Pharmaceuticals Inc.	35,462	1,060
*	Bluebird Bio Inc.	54,636	1,044
*	RadNet Inc.	35,440	1,039
*	Avid Bioservices Inc.	46,967	1,013
*	OptimizeRx Corp.	11,681	999
*	Addus HomeCare Corp.	12,517	998
*	Cardiovascular Systems Inc.	30,085	988
*	Privia Health Group Inc.	41,845	986
*	Anavex Life Sciences Corp.	54,608	980
*	Kura Oncology Inc.	52,024	974
*	MacroGenics Inc.	45,784	959
*	Nurix Therapeutics Inc.	31,331	939
*	Brookdale Senior Living Inc.	148,359	935
*	Morphic Holding Inc.	16,451	932
*	ImmunoGen Inc.	163,470	927
*	Coherus Biosciences Inc.	57,038	917
*	Alector Inc.	39,913	911
*,1	Senseonics Holdings Inc.	265,773	901
*	Heron Therapeutics Inc.	82,680	884
*	ViewRay Inc.	122,225	881
*	Varex Imaging Corp.	30,712	866

		Shares	Market Value ($000)
*	Sangamo Therapeutics Inc.	95,903	864
*	MaxCyte Inc.	70,208	857
*	Arcturus Therapeutics Holdings Inc.	17,662	844
*	Agenus Inc.	155,833	818
*	Aclaris Therapeutics Inc.	45,230	814
*	Enanta Pharmaceuticals Inc.	14,228	808
*	Cerus Corp.	131,475	801
*	Innoviva Inc.	47,854	800
*	MannKind Corp.	180,773	786
*	Axsome Therapeutics Inc.	23,562	777
*	Pulmonx Corp.	21,581	776
	LeMaitre Vascular Inc.	14,525	771
*	Tivity Health Inc.	32,899	759
*	Hims & Hers Health Inc.	99,363	749
*	Scholar Rock Holding Corp.	22,572	745
	Atrion Corp.	1,065	743
*	AngioDynamics Inc.	28,517	740
*	Y-mAbs Therapeutics Inc.	25,924	740
*,1	Vaxart Inc.	92,309	734
*	Zogenix Inc.	48,187	732
*	Adagio Therapeutics Inc.	17,339	732
*	Madrigal Pharmaceuticals Inc.	9,163	731
*	Natus Medical Inc.	29,056	729
*	ChemoCentryx Inc.	42,564	728
*	Berkeley Lights Inc.	37,148	727
*	Inogen Inc.	16,851	726
*	Avidity Biosciences Inc.	29,127	717
*	Intersect ENT Inc.	26,320	716
*	Vanda Pharmaceuticals Inc.	41,624	713
*	Organogenesis Holdings Inc. Class A	50,028	712
*	FibroGen Inc.	68,363	699
*	Olema Pharmaceuticals Inc.	25,293	697
*	OrthoPediatrics Corp.	10,551	691
*	Vaxcyte Inc.	27,246	691
*	Generation Bio Co.	27,520	690
	National HealthCare Corp.	9,775	684
*	Sight Sciences Inc.	29,952	680
*	Replimune Group Inc.	22,598	670
*	CryoLife Inc.	29,441	656
*	Krystal Biotech Inc.	12,544	655
*	Rubius Therapeutics Inc.	36,561	654
*	Hanger Inc.	29,315	644
*	Triple-S Management Corp. Class B	18,203	644
*	Tactile Systems Technology Inc.	14,475	643
*	PMV Pharmaceuticals Inc.	21,347	636
*	Syndax Pharmaceuticals Inc.	33,244	635
*	Omeros Corp.	45,905	633
*	TransMedics Group Inc.	18,904	626
*	NextGen Healthcare Inc.	44,070	621
*	Meridian Bioscience Inc.	31,916	614
*	Arcutis Biotherapeutics Inc.	25,720	614
*	Endo International plc	187,773	608
*	Amphastar Pharmaceuticals Inc.	31,680	602
*	Orthofix Medical Inc.	15,792	602
	National Research Corp.	14,237	600
*	Pennant Group Inc.	21,339	599
*	Kronos Bio Inc.	28,580	599
*	OraSure Technologies Inc.	52,888	598

		Shares	Market Value ($000)
*	ImmunityBio Inc.	61,129	595
*	Gossamer Bio Inc.	47,193	593
*	Dermtech Inc.	18,471	593
*	Cutera Inc.	12,615	588
*	Definitive Healthcare Corp.	13,714	587
*	Sutro Biopharma Inc.	31,015	586
*	Alphatec Holdings Inc.	47,995	585
*	Protagonist Therapeutics Inc.	32,950	584
*	Ocular Therapeutix Inc.	57,770	578
*,1	Recursion Pharmaceuticals Inc. Class A	24,976	575
*	Cara Therapeutics Inc.	37,173	574
*	Forma Therapeutics Holdings Inc.	24,664	572
*	Fulcrum Therapeutics Inc.	19,963	563
*	BioAtla Inc.	19,035	560
*	HealthStream Inc.	19,546	559
*	Praxis Precision Medicines Inc.	29,413	544
*	Amneal Pharmaceuticals Inc.	101,615	543
*	Ideaya Biosciences Inc.	21,190	540
*	Allovir Inc.	21,414	537
*	Crinetics Pharmaceuticals Inc.	25,377	534
*	Curis Inc.	67,749	530
*	Verve Therapeutics Inc.	11,274	530
*	Surmodics Inc.	9,442	525
*	Anika Therapeutics Inc.	12,203	519
*	Personalis Inc.	26,909	518
*	Radius Health Inc.	41,335	513
*	Rhythm Pharmaceuticals Inc.	39,183	512
*	PetIQ Inc. Class A	20,308	507
*	Mersana Therapeutics Inc.	53,490	504
*	Rapt Therapeutics Inc.	16,198	503
*	Bioxcel Therapeutics Inc.	16,553	502
*	PAVmed Inc.	57,747	493
*	Albireo Pharma Inc.	15,784	492
*	Agiliti Inc.	25,569	487
*	Collegium Pharmaceutical Inc.	24,391	481
*,1	SmileDirectClub Inc.	89,453	476
*	Apria Inc.	12,815	476
*	Rapid Micro Biosystems Inc. Class A	25,789	476
*	Rigel Pharmaceuticals Inc.	130,987	475
*	Shattuck Labs Inc.	23,286	475
*	Phathom Pharmaceuticals Inc.	14,720	472
*	Tabula Rasa HealthCare Inc.	17,954	471
*	ORIC Pharmaceuticals Inc.	22,480	470
*	Catalyst Pharmaceuticals Inc.	87,563	464
*	Cullinan Oncology Inc.	20,449	462
*	SI-BONE Inc.	21,338	457
*	Eagle Pharmaceuticals Inc.	8,167	456
*	Acumen Pharmaceuticals Inc.	30,082	447
*	Applied Molecular Transport Inc.	16,917	438
*,1	Clovis Oncology Inc.	97,462	435
*	LifeStance Health Group Inc.	30,018	435
*	Keros Therapeutics Inc.	10,969	434
*	Pliant Therapeutics Inc.	25,703	434
*	AnaptysBio Inc.	15,897	431
*	Antares Pharma Inc.	116,998	426
*	Computer Programs and Systems Inc.	11,976	425
*	Verastem Inc.	137,972	425
*	IGM Biosciences Inc.	6,439	423

		Shares	Market Value ($000)
*	SeaSpine Holdings Corp.	26,644	419
*	Fluidigm Corp.	62,024	409
*	Spero Therapeutics Inc.	21,718	400
*	Erasca Inc.	18,797	399
*	Aerie Pharmaceuticals Inc.	34,791	397
*	Akero Therapeutics Inc.	17,781	397
*	Cue Biopharma Inc.	27,168	396
*	Alpha Teknova Inc.	15,816	394
*	G1 Therapeutics Inc.	29,295	393
*	VistaGen Therapeutics Inc.	143,323	393
*,1	Zomedica Corp.	744,088	390
*	Apyx Medical Corp.	28,031	388
*	Viking Therapeutics Inc.	61,848	388
*	Kinnate Biopharma Inc.	16,788	386
*	Aldeyra Therapeutics Inc.	43,894	385
*	Treace Medical Concepts Inc.	14,305	385
*	PLx Pharma Inc.	19,895	384
*	Precision BioSciences Inc.	33,116	382
*	Aligos Therapeutics Inc.	24,596	381
*	Axogen Inc.	24,008	379
*,1	Precigen Inc.	75,769	378
*	Geron Corp. (XNGS)	273,573	375
*	Seres Therapeutics Inc.	53,773	374
*	Stoke Therapeutics Inc.	14,558	370
*	Caribou Biosciences Inc.	15,495	370
*	4D Molecular Therapeutics Inc.	13,681	369
*	Alignment Healthcare Inc.	22,889	366
*,1	CEL-SCI Corp.	32,746	360
*	MiMedx Group Inc.	58,756	356
*	UFP Technologies Inc.	5,711	352
*	KalVista Pharmaceuticals Inc.	19,868	347
*	Akebia Therapeutics Inc.	119,875	345
*	Chimerix Inc.	55,803	345
*	Theravance Biopharma Inc.	46,676	345
*	Vapotherm Inc.	15,420	343
*	Passage Bio Inc.	34,369	342
*	Aerovate Therapeutics Inc.	16,245	341
*	Prelude Therapeutics Inc.	10,856	339
*	Asensus Surgical Inc.	183,270	339
*	Epizyme Inc.	65,381	335
*	Lyell Immunopharma Inc.	22,542	334
*	Avita Medical Inc.	18,734	332
*	Intercept Pharmaceuticals Inc.	22,198	330
*	Accuray Inc.	82,902	327
*	Marinus Pharmaceuticals Inc.	28,602	325
*	Dyne Therapeutics Inc.	19,877	323
	Phibro Animal Health Corp. Class A	14,898	321
*	Karyopharm Therapeutics Inc.	54,566	318
*	Gritstone bio Inc.	29,265	316
*,1	Atossa Therapeutics Inc.	96,199	314
*	908 Devices Inc.	9,603	312
*	Altimmune Inc.	27,518	311
*	Relmada Therapeutics Inc.	11,681	306
*	Imago Biosciences Inc.	15,254	306
	Utah Medical Products Inc.	3,270	304
*	Aeglea BioTherapeutics Inc.	37,939	302
*	Selecta Biosciences Inc.	71,712	298
*	Aveanna Healthcare Holdings Inc.	36,554	293

		Shares	Market Value ($000)
*	Immunovant Inc.	33,302	289
*	PDS Biotechnology Corp.	18,997	283
*	Instil Bio Inc.	15,847	283
*	Lineage Cell Therapeutics Inc.	111,172	280
*	Sientra Inc.	48,828	280
*,1	Ampio Pharmaceuticals Inc.	167,886	279
*,1	Esperion Therapeutics Inc.	23,114	279
*	ZIOPHARM Oncology Inc.	152,512	278
*	Kezar Life Sciences Inc.	31,915	276
*	Magenta Therapeutics Inc.	37,818	275
*	Arbutus Biopharma Corp.	64,217	275
*	CytomX Therapeutics Inc.	52,981	270
*	Provention Bio Inc.	42,231	270
*	CytoSorbents Corp.	33,066	268
*	Nkarta Inc.	9,648	268
*	Oncocyte Corp.	74,112	264
*	BioDelivery Sciences International Inc.	72,969	263
*	Spectrum Pharmaceuticals Inc.	120,135	262
*,1	Pulse Biosciences Inc.	12,076	261
*	Inotiv Inc.	8,912	261
*	ChromaDex Corp.	41,320	259
*	SIGA Technologies Inc.	35,072	259
*	ANI Pharmaceuticals Inc.	7,878	259
*	Icosavax Inc.	8,704	258
*	Mirum Pharmaceuticals Inc.	12,734	254
*	Lexicon Pharmaceuticals Inc.	52,537	253
*	SQZ Biotechnologies Co.	17,558	253
*	9 Meters Biopharma Inc.	193,610	252
*	Misonix Inc.	9,941	251
*	Kiniksa Pharmaceuticals Ltd. Class A	21,995	251
*	MEI Pharma Inc.	90,263	249
*,1	Sema4 Holdings Corp.	32,665	248
*	KemPharm Inc.	26,445	247
*,1	NRX Pharmaceuticals Inc.	26,323	244
*	Homology Medicines Inc.	30,844	243
*	Co-Diagnostics Inc.	24,873	242
*	Signify Health Inc. Class A	13,512	241
*	Flexion Therapeutics Inc.	39,117	239
*	Bolt Biotherapeutics Inc.	18,932	239
*	CVRx Inc.	14,349	237
*	Athira Pharma Inc.	25,183	236
*	Cymabay Therapeutics Inc.	64,398	235
*	Applied Therapeutics Inc.	13,794	229
*	ClearPoint Neuro Inc.	12,824	228
*	Annexon Inc.	12,233	228
*	Viracta Therapeutics Inc.	28,450	228
*,1	Leap Therapeutics Inc.	56,497	227
*	Harrow Health Inc.	24,765	225
*	Infinity Pharmaceuticals Inc.	65,713	225
*	Durect Corp.	174,960	224
*	Stereotaxis Inc.	41,561	224
*	NexImmune Inc.	14,792	224
*	Cytek Biosciences Inc.	10,441	224
*	Puma Biotechnology Inc.	31,801	223
*	Molecular Templates Inc.	33,006	221
*	Prometheus Biosciences Inc.	9,237	219
*	NGM Biopharmaceuticals Inc.	10,373	218
*	Inhibrx Inc.	6,512	217

		Shares	Market Value ($000)
*	Cogent Biosciences Inc.	25,843	217
*	EyePoint Pharmaceuticals Inc.	20,695	216
*	Foghorn Therapeutics Inc.	15,359	214
*	Vor BioPharma Inc.	13,681	214
*	Chinook Therapeutics Inc.	16,671	213
*	Matinas BioPharma Holdings Inc.	163,094	212
*	Fortress Biotech Inc.	64,625	208
*	Poseida Therapeutics Inc.	28,490	208
*	Bioventus Inc. Class A	14,723	208
*	SomaLogic Inc.	16,745	207
*	Cardiff Oncology Inc.	30,869	206
*	MyMD Pharmaceuticals Inc.	28,572	206
*	Beyond Air Inc.	18,382	204
*,1	Humanigen Inc.	34,354	204
*	TherapeuticsMD Inc.	274,286	203
*	Clearside Biomedical Inc.	33,371	200
*	Monte Rosa Therapeutics Inc.	8,990	200
*	Akouos Inc.	17,109	199
*,1	Conformis Inc.	148,691	198
*	Seelos Therapeutics Inc.	82,071	198
*	Checkpoint Therapeutics Inc.	59,552	197
*	Harvard Bioscience Inc.	28,191	197
*	iTeos Therapeutics Inc.	7,310	197
*	Adicet Bio Inc.	24,689	194
*	Athenex Inc.	64,126	193
*	iBio Inc.	182,088	193
*	iRadimed Corp.	5,708	192
*	Citius Pharmaceuticals Inc.	94,008	191
*	PROCEPT BioRobotics Corp.	4,968	190
*	CTI BioPharma Corp.	63,836	188
*,2	PDL BioPharma Inc.	76,234	188
*	Syros Pharmaceuticals Inc.	42,029	188
*	Athersys Inc.	139,529	186
*	Jounce Therapeutics Inc.	25,003	186
*	Graphite Bio Inc.	11,282	185
*	Actinium Pharmaceuticals Inc.	20,511	182
*	Neoleukin Therapeutics Inc.	24,542	177
*,1	Day One Biopharmaceuticals Inc.	7,398	176
*	Cabaletta Bio Inc.	14,382	175
*	Janux Therapeutics Inc.	8,050	174
*	Zynex Inc.	15,216	173
*	TCR2 Therapeutics Inc.	20,284	173
*	Acutus Medical Inc.	19,578	173
*	aTyr Pharma Inc.	18,957	172
*	Tarsus Pharmaceuticals Inc.	7,993	172
*	Harpoon Therapeutics Inc.	21,504	170
*	Frequency Therapeutics Inc.	24,049	170
*	Angion Biomedica Corp.	17,453	170
*	AVEO Pharmaceuticals Inc.	27,387	169
*	Tango Therapeutics Inc.	13,057	169
*	Codiak Biosciences Inc.	10,303	168
*	iCAD Inc.	15,565	167
*	Silverback Therapeutics Inc.	16,780	167
	XBiotech Inc.	12,790	166
*	Outlook Therapeutics Inc.	75,758	164
*	Viemed Healthcare Inc.	29,480	164
*	Tonix Pharmaceuticals Holding Corp.	273,601	164
*	Adverum Biotechnologies Inc.	75,150	163

		Shares	Market Value ($000)
*	Immuneering Corp. Class A	6,140	163
*	Eiger BioPharmaceuticals Inc.	24,244	162
*	Mustang Bio Inc.	59,489	160
*	CorMedix Inc.	34,264	159
*	Sensei Biotherapeutics Inc.	15,072	159
*	Century Therapeutics Inc.	6,294	158
*	Trevena Inc.	127,859	157
*	Edgewise Therapeutics Inc.	9,415	156
*	Black Diamond Therapeutics Inc.	18,268	155
*	Surface Oncology Inc.	20,025	152
*	Aspira Women's Health Inc.	46,365	151
*	Adamas Pharmaceuticals Inc.	30,505	150
*	Ovid therapeutics Inc.	44,627	150
*	Forian Inc.	14,566	150
*	Invacare Corp.	31,358	149
*	Tenaya Therapeutics Inc.	7,197	149
*	Accelerate Diagnostics Inc.	25,335	148
*	Paratek Pharmaceuticals Inc.	30,404	148
*	89bio Inc.	7,559	148
*	CareMax Inc.	15,288	148
*	Vincerx Pharma Inc.	9,049	146
*	Apollo Endosurgery Inc.	16,050	145
*	Enzo Biochem Inc.	40,843	145
*	Galectin Therapeutics Inc.	37,318	145
*	Evelo Biosciences Inc.	20,646	145
*	Taysha Gene Therapies Inc.	7,802	145
*	Soliton Inc.	7,056	144
*,1	Nuvalent Inc. Class A	6,378	144
*	Annovis Bio Inc.	4,518	143
*	Oncternal Therapeutics Inc.	34,025	142
*,1	Corvus Pharmaceuticals Inc.	29,109	141
*	Avrobio Inc.	24,509	137
*	Verrica Pharmaceuticals Inc.	10,956	137
*	SELLAS Life Sciences Group Inc.	14,948	137
*	InfuSystem Holdings Inc.	10,439	136
*	Exagen Inc.	9,919	135
*	Gemini Therapeutics Inc.	33,435	135
*	IntriCon Corp.	7,360	134
*	Calithera Biosciences Inc.	61,160	133
*	Immunic Inc.	15,009	133
*	Clene Inc.	19,510	133
*	Atreca Inc. Class A	21,020	131
*	Inmune Bio Inc.	6,739	131
*,1	Zynerba Pharmaceuticals Inc.	30,393	129
*	Dyadic International Inc.	23,051	128
*	Xeris Pharmaceuticals Inc.	51,440	126
*	Absci Corp.	10,820	126
*	Castlight Health Inc. Class B	79,916	125
*	Ikena Oncology Inc.	9,909	125
*	Elevation Oncology Inc.	15,982	124
*	BrainStorm Cell Therapeutics Inc.	37,264	123
*	Oyster Point Pharma Inc.	10,341	123
*	Neuronetics Inc.	18,525	122
*	Equillium Inc.	17,857	122
*	Hancock Jaffe Laboratories Inc.	11,710	122
*	Convey Holding Parent Inc.	14,449	121
*	Capital Senior Living Corp.	3,441	121
*	Assembly Biosciences Inc.	34,213	119

		Shares	Market Value ($000)
*	Aadi Bioscience Inc.	4,065	119
*	MediciNova Inc.	31,009	118
*	Omega Therapeutics Inc.	6,261	118
*	Savara Inc.	85,084	117
*	Aprea Therapeutics Inc.	22,727	116
*	Applied Genetic Technologies Corp.	38,634	116
*	Celcuity Inc.	6,440	116
*	Corbus Pharmaceuticals Holdings Inc.	112,969	115
*	Sierra Oncology Inc.	5,258	115
*	Sesen Bio Inc.	143,290	114
*	XOMA Corp.	4,608	114
*	Oncorus Inc.	12,105	113
*	Cyteir Therapeutics Inc.	6,421	113
*	Sanara Medtech Inc.	3,304	112
*	Processa Pharmaceuticals Inc.	13,054	112
*	Eloxx Pharmaceuticals Inc.	68,193	111
*	PhaseBio Pharmaceuticals Inc.	35,566	111
*	Adamis Pharmaceuticals Corp.	114,367	111
*	Point Biopharma Global Inc.	14,472	111
*	Ocuphire Pharma Inc.	21,645	111
*	Innovage Holding Corp.	16,618	110
*	GT Biopharma Inc.	16,272	110
*	Novan Inc.	13,525	110
*	ADMA Biologics Inc.	96,725	109
*	Cidara Therapeutics Inc.	48,780	109
*	Heat Biologics Inc.	18,250	109
*,1	Kala Pharmaceuticals Inc.	41,386	108
*	Alpine Immune Sciences Inc.	10,081	108
*	Immunome Inc.	4,432	108
*	Evolus Inc.	13,872	106
*	Solid Biosciences Inc.	44,513	106
*	Viridian Therapeutics Inc.	6,436	106
*	X4 Pharmaceuticals Inc.	19,724	104
*,1	Retractable Technologies Inc.	9,432	104
*	Eargo Inc.	15,482	104
*,1	Rani Therapeutics Holdings Inc. Class A	5,840	104
*	Tricida Inc.	22,158	103
*	Zosano Pharma Corp.	143,266	103
*	BioSig Technologies Inc.	34,130	102
*	Liquidia Corp.	36,900	102
*	Landos Biopharma Inc.	6,988	102
*	Lannett Co. Inc.	33,675	101
*	Anixa Biosciences Inc.	21,079	101
*	Sigilon Therapeutics Inc.	17,730	100
*	Astria Therapeutics Inc.	11,312	100
*	AcelRx Pharmaceuticals Inc.	96,645	99
*	Catalyst Biosciences Inc.	24,131	99
*	Codex DNA Inc.	8,909	99
*	ATI Physical Therapy Inc.	25,974	99
*	Tempest Therapeutics Inc.	6,821	99
*	LogicBio Therapeutics Inc.	21,322	98
*	Hookipa Pharma Inc.	16,574	98
*,1	Evofem Biosciences Inc.	131,867	97
*	T2 Biosystems Inc.	106,477	97
*,1	Venus Concept Inc.	38,610	97
*	Rain Therapeutics Inc.	6,474	97
*	Marker Therapeutics Inc.	56,903	96
*	OpGen Inc.	33,445	96

		Shares	Market Value ($000)
*	Singular Genomics Systems Inc.	8,551	96
*	UNITY Biotechnology Inc.	31,699	95
*	Cocrystal Pharma Inc.	90,909	95
*,1	Lucira Health Inc.	12,487	95
*	Hepion Pharmaceuticals Inc.	62,061	95
*	Avalo Therapeutics Inc.	43,645	95
*	Chembio Diagnostics Inc.	37,594	94
*	Design Therapeutics Inc.	6,427	94
*	Talaris Therapeutics Inc.	6,951	94
*	Strongbridge Biopharma plc	45,385	93
*	TFF Pharmaceuticals Inc.	11,879	92
*	SOC Telemed Inc. Class A	40,818	92
*	Tyme Technologies Inc.	88,496	91
*,1	Genocea Biosciences Inc.	47,393	91
*	180 Life Sciences Corp.	16,667	90
*	scPharmaceuticals Inc.	13,399	89
*	Akoya Biosciences Inc.	6,347	89
*	Sio Gene Therapies Inc.	40,650	88
*	AIM ImmunoTech Inc.	43,668	88
*	GlycoMimetics Inc.	39,833	87
*	Kaleido Biosciences Inc.	15,850	87
*	Genprex Inc.	32,101	86
*	Aptinyx Inc. Class A	36,742	86
*	Biodesix Inc.	10,449	86
*	Celsion Corp.	92,593	86
*	Palatin Technologies Inc.	191,342	85
*	ContraFect Corp.	20,917	85
*	CareCloud Inc.	11,111	85
*	Scynexis Inc.	15,858	84
*	Decibel Therapeutics Inc.	10,874	84
*,1	Humacyte Inc.	7,209	84
*	Summit Therapeutics Inc.	16,478	83
*	CASI Pharmaceuticals Inc.	69,305	82
*	Lipocine Inc.	74,945	82
*,1	Optinose Inc.	27,375	82
*	Electromed Inc.	7,616	82
*	Satsuma Pharmaceuticals Inc.	17,641	82
*	Eledon Pharmaceuticals Inc.	13,263	82
*	NeuroPace Inc.	5,190	82
*	Cyclerion Therapeutics Inc.	26,426	81
*	Talis Biomedical Corp.	12,903	81
*	Vera Therapeutics Inc.	4,660	81
*	Otonomy Inc.	41,424	80
*,2	Alder Biopharmaceuticals CVR Exp.12/31/21	90,957	80
*	Myomo Inc.	6,766	80
*	Ardelyx Inc.	60,237	79
*	Galera Therapeutics Inc.	9,759	79
*	Eyenovia Inc.	16,207	79
*	Eton Pharmaceuticals Inc.	15,500	78
*	Neurobo Pharmaceuticals Inc.	20,998	78
*	Vivos Therapeutics Inc.	19,268	78
*	La Jolla Pharmaceutical Co.	19,398	77
*	Capricor Therapeutics Inc.	19,231	77
*	Jaguar Health Inc.	33,767	77
*	Biolase Inc.	118,037	75
*	Voyager Therapeutics Inc.	28,408	75
*	NextCure Inc.	11,137	75
*	Larimar Therapeutics Inc.	6,472	75

		Shares	Market Value ($000)
*	Surgalign Holdings Inc.	68,720	75
*	Avinger Inc.	100,732	75
*	Dare Bioscience Inc.	44,843	75
*,1	Impel Neuropharma Inc.	6,197	75
*	Talkspace Inc.	20,576	75
*	Orgenesis Inc.	14,863	74
*	FONAR Corp.	4,742	73
*	Five Star Senior Living Inc.	16,734	73
*	F-star Therapeutics Inc.	9,921	73
*	Ontrak Inc.	7,191	72
*	Surrozen Inc.	10,142	72
*	Neubase Therapeutics Inc.	19,601	71
*	Precipio Inc.	25,063	71
*	Milestone Scientific Inc.	37,457	70
*	Achieve Life Sciences Inc.	8,264	70
*	Repro-Med Systems Inc.	24,313	69
*	Yumanity Therapeutics Inc.	6,699	69
*	Agile Therapeutics Inc.	70,357	68
*	Tela Bio Inc.	5,011	68
*	Delcath Systems Inc.	6,498	68
*	Lantern Pharma Inc.	5,987	67
*	Biomea Fusion Inc.	5,569	67
*	Aethlon Medical Inc.	17,271	67
*	Abeona Therapeutics Inc.	58,689	66
*	Concert Pharmaceuticals Inc.	20,158	66
*	IsoRay Inc.	104,951	66
*	Lyra Therapeutics Inc.	7,194	66
*	Pro-Dex Inc.	2,523	65
*	Ekso Bionics Holdings Inc.	14,085	65
*	Statera Biopharma Inc.	28,249	65
*	Exicure Inc.	53,130	64
*	Aquestive Therapeutics Inc.	14,597	64
*	Champions Oncology Inc.	6,286	64
*	ENDRA Life Sciences Inc.	36,765	64
*	Diamedica Therapeutics Inc.	15,764	63
*	ElectroCore Inc.	55,556	63
*	Salarius Pharmaceuticals Inc.	61,728	63
*	Soleno Therapeutics Inc.	66,304	61
*	Aileron Therapeutics Inc.	60,241	61
*	Cyclacel Pharmaceuticals Inc.	11,507	61
*	Oragenics Inc.	96,154	61
*	Recro Pharma Inc.	29,155	60
*	Merrimack Pharmaceuticals Inc.	12,140	59
*	Minerva Neurosciences Inc.	33,784	59
*	Caladrius Biosciences Inc.	48,075	59
*	Spruce Biosciences Inc.	9,665	58
*	Advaxis Inc.	108,767	57
*	Lumos Pharma Inc.	5,932	56
*	Axcella Health Inc.	18,758	56
*	Lensar Inc.	6,985	55
*	Onconova Therapeutics Inc.	14,441	55
*	cbdMD Inc.	25,807	54
*	IRIDEX Corp.	7,102	54
*	Protara Therapeutics Inc.	7,847	54
*	Allena Pharmaceuticals Inc.	60,241	54
*	Moleculin Biotech Inc.	18,118	54
*	Pulmatrix Inc.	65,790	53
*	Aytu BioPharma Inc.	17,927	52

		Shares	Market Value ($000)
*	VYNE Therapeutics Inc.	35,098	49
*	Bright Health Group Inc.	5,976	49
*	Diffusion Pharmaceuticals Inc.	94,340	48
*	Vyant Bio Inc.	20,576	48
*	Terns Pharmaceuticals Inc.	4,489	47
*	PolarityTE Inc.	71,429	46
*	Cellectar Biosciences Inc.	46,083	43
*	Greenwich Lifesciences Inc.	1,079	42
*	Second Sight Medical Products Inc.	12,744	41
*	OncoSec Medical Inc.	19,157	41
*	Eliem Therapeutics Inc.	2,307	41
*	Sensus Healthcare Inc.	11,106	40
*	Baudax Bio Inc.	71,429	40
*	Strata Skin Sciences Inc.	21,171	39
*	Regulus Therapeutics Inc.	56,180	39
*	Assertio Holdings Inc.	42,703	39
*	NantHealth Inc.	23,920	38
*	Cumberland Pharmaceuticals Inc.	13,833	37
*	Aptevo Therapeutics Inc.	2,287	35
*,1	Organovo Holdings Inc.	5,218	35
*	Idera Pharmaceuticals Inc.	32,106	33
*	RxSight Inc.	2,417	31
*	Checkmate Pharmaceuticals Inc.	6,761	27
*	Warby Parker Inc. Class A	488	26
*	Alimera Sciences Inc.	5,583	24
*	Forte Biosciences Inc.	8,257	24
*	Inozyme Pharma Inc.	2,078	24
*,2	Tobira Therapeutics	4,500	20
*	Candel Therapeutics Inc.	1,723	19
*	Sera Prognostics Inc. Class A	1,740	19
*	TScan Therapeutics Inc.	2,175	18
*,1	First Wave BioPharma Inc.	6,493	18
*	Thorne HealthTech Inc.	1,721	15
*	Rallybio Corp.	822	14
*	Cue Health Inc.	1,221	14
*	In8bio Inc.	1,854	13
*	Finch Therapeutics Group Inc.	642	8
*	Werewolf Therapeutics Inc.	352	6
*	Geron Corp. Warrant Exp. 12/31/25	73,748	3
*,2	Elanco Animal Health Inc.	67,232	2
*,2	Synergy Pharmaceuticals Inc.	412,534	—
*,2	Progenics Pharmaceuticals Inc.	106,497	—
			4,524,783
Industrials (13.3%)
	Visa Inc. Class A	1,321,144	294,285
	Mastercard Inc. Class A	689,238	239,634
*	PayPal Holdings Inc.	918,593	239,027
	Accenture plc Class A	496,807	158,939
	Honeywell International Inc.	539,321	114,487
	United Parcel Service Inc. Class B	569,853	103,770
	Raytheon Technologies Corp.	1,178,761	101,326
*	Boeing Co.	458,845	100,918
	Union Pacific Corp.	509,837	99,933
	General Electric Co.	859,117	88,515
	Caterpillar Inc.	427,240	82,017
	3M Co.	452,650	79,404
	American Express Co.	465,931	78,057
*	Square Inc. Class A	311,283	74,658

		Shares	Market Value ($000)
	Deere & Co.	217,699	72,944
	Automatic Data Processing Inc.	330,890	66,152
	Lockheed Martin Corp.	184,003	63,499
	Fidelity National Information Services Inc.	482,553	58,717
	Capital One Financial Corp.	347,815	56,336
	CSX Corp.	1,759,886	52,339
	Sherwin-Williams Co.	185,071	51,770
*	Fiserv Inc.	464,773	50,428
	Eaton Corp. plc	312,357	46,638
	Norfolk Southern Corp.	192,658	46,093
	Illinois Tool Works Inc.	221,060	45,678
	Emerson Electric Co.	468,355	44,119
	FedEx Corp.	186,933	40,993
	Northrop Grumman Corp.	112,568	40,541
	Johnson Controls International plc	557,905	37,982
	General Dynamics Corp.	186,149	36,491
	Global Payments Inc.	230,227	36,279
	Carrier Global Corp.	679,527	35,172
	L3Harris Technologies Inc.	157,583	34,706
	IHS Markit Ltd.	280,111	32,667
	Trane Technologies plc	186,385	32,179
	Paychex Inc.	254,228	28,588
	Parker-Hannifin Corp.	101,212	28,301
	DuPont de Nemours Inc.	409,989	27,875
	Otis Worldwide Corp.	335,035	27,567
	Rockwell Automation Inc.	90,632	26,649
	PPG Industries Inc.	186,291	26,641
	Cintas Corp.	68,576	26,104
*	TransDigm Group Inc.	40,789	25,476
	Verisk Analytics Inc. Class A	126,654	25,365
	Cummins Inc.	112,786	25,327
*	Mettler-Toledo International Inc.	18,107	24,940
	Equifax Inc.	95,266	24,142
*	Keysight Technologies Inc.	144,402	23,724
	Old Dominion Freight Line Inc.	81,634	23,346
	Ball Corp.	256,287	23,058
	AMETEK Inc.	181,148	22,464
	Stanley Black & Decker Inc.	126,738	22,218
	Synchrony Financial	442,803	21,644
*	Zebra Technologies Corp. Class A	41,875	21,583
	PACCAR Inc.	272,137	21,477
*	Generac Holdings Inc.	49,412	20,193
*	Bill.Com Holdings Inc.	75,316	20,106
*	United Rentals Inc.	56,513	19,832
	Kansas City Southern	71,371	19,316
	Fortive Corp.	265,255	18,719
	Dover Corp.	113,240	17,609
	Xylem Inc.	140,294	17,352
*	Waters Corp.	48,126	17,195
*	FleetCor Technologies Inc.	64,812	16,933
	TransUnion	150,200	16,869
	Vulcan Materials Co.	99,016	16,750
	Martin Marietta Materials Inc.	48,906	16,710
*	Trimble Inc.	196,589	16,169
*	Teledyne Technologies Inc.	36,471	15,667
*	Ingersoll Rand Inc.	310,799	15,667
	Expeditors International of Washington Inc.	131,381	15,651
	WW Grainger Inc.	34,695	13,637

		Shares	Market Value ($000)
	Jacobs Engineering Group Inc.	102,114	13,533
	Quanta Services Inc.	109,062	12,413
	Textron Inc.	176,009	12,287
	IDEX Corp.	58,962	12,202
	Westinghouse Air Brake Technologies Corp.	138,317	11,924
	JB Hunt Transport Services Inc.	65,958	11,030
	Masco Corp.	189,058	10,502
	Cognex Corp.	130,796	10,492
	Crown Holdings Inc.	103,139	10,394
*	Affirm Holdings Inc.	86,727	10,332
	Westrock Co.	207,165	10,323
	Packaging Corp. of America	74,798	10,280
	Nordson Corp.	40,960	9,755
	Fortune Brands Home & Security Inc.	107,875	9,646
	Jack Henry & Associates Inc.	58,019	9,519
	Pentair plc	130,820	9,501
	HEICO Corp. Class A	78,896	9,344
	Howmet Aerospace Inc.	299,486	9,344
	Allegion plc	70,605	9,333
	Graco Inc.	132,709	9,286
*	Trex Co. Inc.	89,812	9,155
	CH Robinson Worldwide Inc.	103,565	9,010
*	Axon Enterprise Inc.	51,316	8,981
	Snap-on Inc.	42,620	8,905
*	Builders FirstSource Inc.	162,835	8,425
	Booz Allen Hamilton Holding Corp. Class A	106,114	8,420
*	Fair Isaac Corp.	21,154	8,418
*	Paylocity Holding Corp.	29,914	8,388
	Robert Half International Inc.	82,225	8,250
	Toro Co.	84,246	8,206
	Carlisle Cos. Inc.	40,916	8,134
	RPM International Inc.	101,635	7,892
	Lennox International Inc.	26,256	7,724
*	Mohawk Industries Inc.	43,226	7,668
	Hubbell Inc. Class B	41,906	7,571
*	Middleby Corp.	43,649	7,443
*	AECOM	112,945	7,132
*	GXO Logistics Inc.	89,668	7,034
	Genpact Ltd.	147,141	6,991
	Owens Corning	80,813	6,910
	Watsco Inc.	25,823	6,833
*	Sensata Technologies Holding plc	123,952	6,783
	MKS Instruments Inc.	43,576	6,576
*	Berry Global Group Inc.	107,119	6,521
	Western Union Co.	321,089	6,492
	Sealed Air Corp.	117,064	6,414
	A O Smith Corp.	104,985	6,411
	Tetra Tech Inc.	42,699	6,377
*	WEX Inc.	35,218	6,203
	AptarGroup Inc.	51,408	6,136
*	XPO Logistics Inc.	76,302	6,072
	Huntington Ingalls Industries Inc.	31,447	6,071
	Lincoln Electric Holdings Inc.	46,705	6,015
	Knight-Swift Transportation Holdings Inc.	116,766	5,973
	Rexnord Corp.	90,647	5,828
	ITT Inc.	67,385	5,784
	Brunswick Corp.	60,673	5,780
	AGCO Corp.	46,749	5,728

		Shares	Market Value ($000)
	Donaldson Co. Inc.	98,337	5,646
	Oshkosh Corp.	53,060	5,432
*	Chart Industries Inc.	28,377	5,423
	Woodward Inc.	47,105	5,332
	Littelfuse Inc.	19,449	5,315
*	WillScot Mobile Mini Holdings Corp.	167,229	5,305
*	TopBuild Corp.	25,898	5,304
*	Colfax Corp.	113,196	5,196
*	Axalta Coating Systems Ltd.	177,268	5,174
*	Euronet Worldwide Inc.	39,218	4,992
*	Saia Inc.	20,876	4,969
	EMCOR Group Inc.	42,089	4,856
	Acuity Brands Inc.	27,895	4,836
	Regal Beloit Corp.	31,940	4,802
*	Coherent Inc.	19,064	4,768
	Landstar System Inc.	30,034	4,740
	MDU Resources Group Inc.	155,810	4,623
	Exponent Inc.	40,845	4,622
	ManpowerGroup Inc.	42,511	4,603
	Sonoco Products Co.	77,208	4,600
*	WESCO International Inc.	39,846	4,595
	Louisiana-Pacific Corp.	74,750	4,587
	Graphic Packaging Holding Co.	236,367	4,500
*	ASGN Inc.	39,281	4,444
	Vontier Corp.	131,070	4,404
	Eagle Materials Inc.	32,848	4,308
	nVent Electric plc	133,158	4,305
*	AMN Healthcare Services Inc.	36,920	4,237
	Advanced Drainage Systems Inc.	38,794	4,196
	Curtiss-Wright Corp.	32,653	4,120
	MSA Safety Inc.	28,266	4,118
	BWX Technologies Inc.	75,181	4,049
	Maximus Inc.	48,216	4,012
*	MasTec Inc.	43,272	3,734
	Crane Co.	39,337	3,730
	Valmont Industries Inc.	15,792	3,713
	Alliance Data Systems Corp.	36,787	3,711
	Simpson Manufacturing Co. Inc.	34,642	3,706
*	FTI Consulting Inc.	27,349	3,684
	Watts Water Technologies Inc. Class A	21,885	3,679
	Spirit AeroSystems Holdings Inc. Class A	82,307	3,637
*	Virgin Galactic Holdings Inc.	141,332	3,576
	Armstrong World Industries Inc.	37,038	3,536
	Flowserve Corp.	101,862	3,532
	John Bean Technologies Corp.	24,531	3,448
	Air Lease Corp. Class A	85,320	3,357
	Ryder System Inc.	39,888	3,299
*	Herc Holdings Inc.	19,795	3,236
*	TuSimple Holdings Inc. Class A	86,983	3,230
	Korn Ferry	43,165	3,123
*	Atkore Inc.	35,722	3,105
*	AZEK Co. Inc. Class A	84,613	3,091
	Insperity Inc.	27,799	3,078
*	ExlService Holdings Inc.	24,667	3,037
	Allison Transmission Holdings Inc.	83,130	2,936
*	Summit Materials Inc. Class A	91,517	2,926
*	Shift4 Payments Inc. Class A	36,980	2,867
*	TriNet Group Inc.	30,276	2,864

		Shares	Market Value ($000)
	Altra Industrial Motion Corp.	51,671	2,860
	MSC Industrial Direct Co. Inc. Class A	35,204	2,823
	Triton International Ltd.	53,914	2,806
*	Resideo Technologies Inc.	112,525	2,790
*	ACI Worldwide Inc.	89,347	2,746
	Matson Inc.	33,940	2,739
	Applied Industrial Technologies Inc.	30,264	2,728
	HB Fuller Co.	41,884	2,704
*	Itron Inc.	35,745	2,703
*,3	API Group Corp.	127,222	2,589
	EVERTEC Inc.	56,255	2,572
	Aerojet Rocketdyne Holdings Inc.	58,576	2,551
	GATX Corp.	28,345	2,539
	Franklin Electric Co. Inc.	31,630	2,526
	UniFirst Corp.	11,858	2,521
	EnerSys	32,771	2,439
	Macquarie Infrastructure Holdings LLC	59,335	2,407
	ABM Industries Inc.	53,484	2,407
	Brink's Co.	37,679	2,385
	SPX FLOW Inc.	32,392	2,368
*	Welbilt Inc.	101,105	2,350
*	Vicor Corp.	17,335	2,326
	Silgan Holdings Inc.	60,354	2,315
*	CryoPort Inc.	34,661	2,305
*	Kirby Corp.	47,945	2,299
	Badger Meter Inc.	22,716	2,298
	Kennametal Inc.	65,154	2,230
*	Alight Inc. Class A	192,252	2,207
	Hillenbrand Inc.	51,452	2,194
	AAON Inc.	33,367	2,180
	Terex Corp.	51,761	2,179
*	Kratos Defense & Security Solutions Inc.	96,026	2,142
*	Mercury Systems Inc.	44,934	2,131
*	Beacon Roofing Supply Inc.	43,169	2,062
	Werner Enterprises Inc.	46,184	2,045
	Installed Building Products Inc.	19,060	2,042
	Belden Inc.	34,627	2,017
*	Green Dot Corp. Class A	39,958	2,011
*	Bloom Energy Corp. Class A	105,465	1,974
	Comfort Systems USA Inc.	27,300	1,947
	Mueller Water Products Inc. Class A	127,059	1,934
*	JELD-WEN Holding Inc.	76,896	1,925
*	Masonite International Corp.	18,007	1,911
*	SPX Corp.	34,856	1,863
	Albany International Corp. Class A	23,934	1,840
*	Atlas Air Worldwide Holdings Inc.	22,385	1,828
	Forward Air Corp.	21,880	1,816
	Trinity Industries Inc.	66,673	1,812
*	O-I Glass Inc.	126,256	1,802
	Brady Corp. Class A	35,123	1,781
*	Gibraltar Industries Inc.	25,277	1,761
	Kadant Inc.	8,623	1,760
*	Fluor Corp.	109,419	1,747
	HEICO Corp.	12,925	1,704
*	Hub Group Inc. Class A	24,722	1,700
*	Verra Mobility Corp. Class A	112,689	1,698
	Otter Tail Corp.	30,051	1,682
*	Allegheny Technologies Inc.	100,906	1,678

		Shares	Market Value ($000)
*	Dycom Industries Inc.	23,506	1,675
	Federal Signal Corp.	43,248	1,670
*,1	Nikola Corp.	156,348	1,668
	Moog Inc. Class A	21,537	1,642
*	Raven Industries Inc.	28,428	1,638
	Greif Inc. Class A	25,188	1,627
	ArcBest Corp.	19,820	1,621
	ManTech International Corp. Class A	21,320	1,619
	Helios Technologies Inc.	19,320	1,586
*	AeroVironment Inc.	18,253	1,576
	Barnes Group Inc.	37,164	1,551
	CSW Industrials Inc.	12,131	1,549
	Maxar Technologies Inc.	53,791	1,523
	Patrick Industries Inc.	17,967	1,497
*	Proto Labs Inc.	22,420	1,493
	EnPro Industries Inc.	16,936	1,475
	ESCO Technologies Inc.	18,900	1,455
	Encore Wire Corp.	15,192	1,441
	Granite Construction Inc.	35,989	1,423
*	GMS Inc.	32,308	1,415
*	Repay Holdings Corp. Class A	59,457	1,369
*	Ferro Corp.	67,133	1,366
	TTEC Holdings Inc.	14,310	1,338
	Lindsay Corp.	8,712	1,322
	McGrath RentCorp.	18,291	1,316
	ICF International Inc.	14,239	1,271
*	MYR Group Inc.	12,754	1,269
*	OSI Systems Inc.	13,266	1,258
	Deluxe Corp.	34,968	1,255
*	Gates Industrial Corp. plc	76,815	1,250
	Alamo Group Inc.	8,792	1,227
*	Air Transport Services Group Inc.	47,189	1,218
*	CBIZ Inc.	37,546	1,214
*	Montrose Environmental Group Inc.	19,114	1,180
*	Meritor Inc.	54,291	1,157
	Mesa Laboratories Inc.	3,803	1,150
*	Aspen Aerogels Inc.	24,522	1,128
*	TriMas Corp.	34,065	1,102
*	Marqeta Inc. Class A	49,545	1,096
*	Danimer Scientific Inc.	65,103	1,064
	Tennant Co.	14,318	1,059
	Shyft Group Inc.	27,580	1,048
*	NV5 Global Inc.	10,542	1,039
	Columbus McKinnon Corp.	21,150	1,023
*	Echo Global Logistics Inc.	21,248	1,014
*	Cimpress plc	11,617	1,009
	ADT Inc.	124,618	1,008
*	ZipRecruiter Inc. Class A	36,225	1,000
*	Veritiv Corp.	11,071	992
	Primoris Services Corp.	39,942	978
	Greenbrier Cos. Inc.	22,550	969
	Schneider National Inc. Class B	42,228	960
	Griffon Corp.	38,856	956
	Enerpac Tool Group Corp. Class A	45,967	953
*	Huron Consulting Group Inc.	18,309	952
	Pitney Bowes Inc.	131,414	948
	Kforce Inc.	15,674	935
	AZZ Inc.	17,549	934

		Shares	Market Value ($000)
*	FARO Technologies Inc.	14,171	933
*	Evo Payments Inc. Class A	39,327	931
*	Ranpak Holdings Corp. Class A	34,272	919
	Astec Industries Inc.	17,046	917
*	Triumph Group Inc.	48,701	907
	Standex International Corp.	9,160	906
*	Desktop Metal Inc. Class A	124,494	893
	H&E Equipment Services Inc.	25,679	891
*	AAR Corp.	27,314	886
*	American Woodmark Corp.	13,537	885
*	CoreCivic Inc.	96,421	858
*	Hayward Holdings Inc.	38,094	847
*	BTRS Holdings Inc.	79,319	844
*	Construction Partners Inc. Class A	25,239	842
*	PGT Innovations Inc.	43,853	838
	Kaman Corp.	23,410	835
*	Donnelley Financial Solutions Inc.	23,643	819
*	Conduent Inc.	123,359	813
*	TaskUS Inc. Class A	12,230	812
*	Core & Main Inc. Class A	30,889	810
*	Lydall Inc.	13,033	809
*	Latch Inc.	71,694	808
*	Great Lakes Dredge & Dock Corp.	53,092	801
*,1	Hyliion Holdings Corp.	94,560	794
*	TrueBlue Inc.	28,717	778
	Apogee Enterprises Inc.	20,575	777
*,1	PureCycle Technologies Inc.	55,737	740
	Heidrick & Struggles International Inc.	16,200	723
	Marten Transport Ltd.	45,126	708
*,1	Workhorse Group Inc.	92,151	705
*	Energy Recovery Inc.	36,746	699
	Douglas Dynamics Inc.	18,888	686
	CAI International Inc.	11,779	659
*	Cornerstone Building Brands Inc.	44,953	657
	Chase Corp.	6,284	642
*	Paya Holdings Inc. Class A	57,830	629
	Heartland Express Inc.	39,225	628
	International Seaways Inc.	33,552	611
	Myers Industries Inc.	31,004	607
*	Manitowoc Co. Inc.	28,215	604
*	Cross Country Healthcare Inc.	27,822	591
*	Advantage Solutions Inc.	67,722	586
	Wabash National Corp.	38,440	582
	Gorman-Rupp Co.	15,864	568
*	SP Plus Corp.	18,492	567
*	GreenSky Inc. Class A	50,432	564
	CRA International Inc.	5,617	558
	Insteel Industries Inc.	14,426	549
*	BrightView Holdings Inc.	36,773	543
*	CS Disco Inc.	11,279	541
	Kelly Services Inc. Class A	28,473	538
*	Sterling Construction Co. Inc.	23,512	533
*,1	Joby Aviation Inc.	52,864	532
*,1	Skillsoft Corp.	45,087	527
	Argan Inc.	11,972	523
*	Napco Security Technologies Inc.	12,094	521
*	Forterra Inc.	21,929	517
*	CIRCOR International Inc.	15,297	505

		Shares	Market Value ($000)
	Quanex Building Products Corp.	23,290	499
	Barrett Business Services Inc.	6,437	491
*	Payoneer Global Inc.	56,645	484
*,1	Blade Air Mobility Inc.	46,294	481
	REV Group Inc.	27,154	466
*	Forrester Research Inc.	9,342	460
*	Tutor Perini Corp.	35,350	459
*	Cantaloupe Inc.	42,586	459
*,1	Velodyne Lidar Inc.	75,879	449
*	Thermon Group Holdings Inc.	25,891	448
*	First Advantage Corp.	23,416	446
*	Modine Manufacturing Co.	39,025	442
	Resources Connection Inc.	27,955	441
*	Titan Machinery Inc.	16,986	440
*	Custom Truck One Source Inc.	47,086	439
*	Vectrus Inc.	8,545	430
	VSE Corp.	8,844	426
*	Ducommun Inc.	8,391	423
*,1	View Inc.	77,501	420
*	Hillman Solutions Corp.	35,235	420
	Hyster-Yale Materials Handling Inc.	8,288	417
*	DXP Enterprises Inc.	13,989	414
*	International Money Express Inc.	24,514	409
*	Franklin Covey Co.	9,694	395
*,1	Eos Energy Enterprises Inc.	27,603	387
	National Presto Industries Inc.	4,654	382
	Pactiv Evergreen Inc.	30,079	377
	Ennis Inc.	19,419	366
*	BlueLinx Holdings Inc.	7,412	362
*	Transcat Inc.	5,606	361
	Miller Industries Inc.	10,458	356
*	Atlanticus Holdings Corp.	6,640	352
*	Infrastructure and Energy Alternatives Inc.	30,458	348
*	Vishay Precision Group Inc.	9,961	346
	Cass Information Systems Inc.	8,247	345
*	IES Holdings Inc.	7,479	342
*	Flywire Corp.	7,810	342
*	Willdan Group Inc.	9,580	341
*	Eagle Bulk Shipping Inc.	6,639	335
*	ExOne Co.	14,278	334
*	Daseke Inc.	35,353	326
*	PAE Inc.	52,386	313
*	Vivint Smart Home Inc.	33,096	313
*	RR Donnelley & Sons Co.	59,462	306
*	Blue Bird Corp.	14,543	303
*	Astronics Corp.	20,376	287
*	Titan International Inc.	39,662	284
*	Sterling Check Corp.	10,847	282
*	Rekor Systems Inc.	24,452	281
	Kronos Worldwide Inc.	22,252	276
	Allied Motion Technologies Inc.	8,755	274
	Information Services Group Inc.	38,221	274
*	Byrna Technologies Inc.	12,494	273
*,1	Lightning eMotors Inc.	31,631	270
*	Acacia Research Corp.	39,032	265
	Park Aerospace Corp.	18,757	257
*	ShotSpotter Inc.	7,009	255
*	I3 Verticals Inc. Class A	10,290	249

		Shares	Market Value ($000)
*	Babcock & Wilcox Enterprises Inc.	38,430	246
*,1	Katapult Holdings Inc.	42,166	229
*	PFSweb Inc.	17,422	225
*	Yellow Corp.	39,731	224
*	Commercial Vehicle Group Inc.	23,373	221
	U.S. Lime & Minerals Inc.	1,768	214
*	Atlas Technical Consultants Inc.	20,975	213
*	Lawson Products Inc.	4,248	212
*	Concrete Pumping Holdings Inc.	24,375	208
*	Luna Innovations Inc.	21,870	208
*	Agrify Corp.	11,061	205
	LSI Industries Inc.	26,063	202
*	Performant Financial Corp.	51,043	202
	Powell Industries Inc.	8,182	201
*	Paymentus Holdings Inc. Class A	8,174	201
*	Radiant Logistics Inc.	31,230	200
	Park-Ohio Holdings Corp.	7,777	198
*	Covenant Logistics Group Inc. Class A	7,054	195
*,1	Spire Global Inc.	15,513	194
*	Iteris Inc.	36,286	192
*	DHI Group Inc.	38,150	182
	Hurco Cos. Inc.	5,589	180
*	GP Strategies Corp.	8,593	178
*	Mistras Group Inc.	16,678	169
	Universal Logistics Holdings Inc.	8,048	162
*	Electric Last Mile Solutions I	20,726	153
*	U.S. Xpress Enterprises Inc. Class A	17,513	151
*	Overseas Shipholding Group Inc. Class A	71,987	150
*	Orion Group Holdings Inc.	27,064	147
*	CECO Environmental Corp.	20,182	142
*,1	Xos Inc.	30,722	142
*	Target Hospitality Corp.	37,428	140
*	PAM Transportation Services Inc.	3,098	139
*	Horizon Global Corp.	19,524	137
*	VirTra Inc.	13,519	137
*	Select Interior Concepts Inc. Class A	9,439	136
*	Aersale Corp.	7,981	136
*	Berkshire Grey Inc.	19,018	134
*	Huttig Building Products Inc.	24,527	130
*	Hudson Technologies Inc.	36,630	129
*,1	Momentus Inc.	12,152	129
*	Quad/Graphics Inc.	29,374	125
	Graham Corp.	10,052	125
*	L B Foster Co. Class A	7,870	122
	BGSF Inc.	9,519	122
*	CPI Card Group Inc.	3,492	121
*,1	Redwire Corp.	11,752	113
*	Twin Disc Inc.	10,538	112
*,1	AgEagle Aerial Systems Inc.	37,077	112
*	Willis Lease Finance Corp.	2,987	111
*	BM Technologies Inc. (XASE)	12,201	109
*	Gencor Industries Inc.	9,715	108
*	Orbital Energy Group Inc.	35,046	108
	Innovative Solutions and Support Inc.	14,876	106
*	Mayville Engineering Co. Inc.	5,637	106
*	Core Molding Technologies Inc.	9,054	104
*	INNOVATE Corp.	25,298	104
*	EVI Industries Inc.	3,692	100

		Shares	Market Value ($000)
*	Usio Inc.	16,474	98
*	Ault Global Holdings Inc.	39,940	97
*	ServiceSource International Inc.	70,191	95
	Hirequest Inc.	4,907	95
*	Ultralife Corp.	13,266	94
*	Toughbuilt Industries Inc.	182,582	94
*	Energous Corp.	44,145	92
	Preformed Line Products Co.	1,407	92
*,1	AEye Inc.	16,877	92
*,1	MICT Inc.	58,824	91
*	Manitex International Inc.	12,574	90
	ARC Document Solutions Inc.	30,422	90
*	Karat Packaging Inc.	4,292	90
*,1	Wrap Technologies Inc.	14,301	86
*	USA Truck Inc.	5,577	85
*	IZEA Worldwide Inc.	43,567	84
*	Team Inc.	27,084	82
*,1	Alpha Pro Tech Ltd.	12,073	81
*	Orion Energy Systems Inc.	20,324	79
*	FreightCar America Inc.	16,584	75
*	GEE Group Inc.	162,075	75
*	Hill International Inc.	32,680	68
*	Williams Industrial Services Group Inc.	16,026	68
*	RF Industries Ltd.	8,155	66
*	AIkido Pharma Inc.	75,873	63
*	Paysign Inc.	22,281	60
*	Frequency Electronics Inc.	5,508	57
*	GreenBox POS	6,805	56
*	StarTek Inc.	9,990	55
*	LightPath Technologies Inc. Class A	25,635	55
*	Hudson Global Inc.	3,398	54
*	Limbach Holdings Inc.	8,177	54
*	Armstrong Flooring Inc.	15,731	49
*	ENGlobal Corp.	18,051	48
*	ClearSign Technologies Corp.	20,576	41
*	Document Security Systems Inc.	26,173	34
*,1	Polar Power Inc.	5,325	30
*	Legalzoom.com Inc.	993	26
*	Remitly Global Inc.	97	4
			4,627,733
Other (0.0%)
*	Kadmon Holdings inc. Warrants Exp. 9/29/22	25,728	55
*,2	Escalation ware India	58,489	16
*,2	Omthera Pharmaceutical Inc.	31,662	8
*,2	Media General Inc. CVR	175,133	7
*,2	Aduro Biotech Inc.	11,427	7
*,2	NewStar Financial Inc. CVR	36,657	3
*,2	Alexza Pharmaceuticals	80,591	3
*	Esc Srax, Inc.	18,450	2
*,2	Contra Miragen Therape	67,673	1
*,2	Ambit Biosciences Corp.	29,736	—
*,2	Ditech Holding Corp. Warrants Exp. 2/9/28	3,340	—
*,2	Frontier Financial Corp.	1	—
*,1,2	Harvest Natural Resources Inc.	27,025	—
*	Contra Aerpio Pharmace	60,976	—
			102

		Shares	Market Value ($000)
Real Estate (3.5%)
	American Tower Corp.	355,906	94,461
	Prologis Inc.	578,925	72,615
	Crown Castle International Corp.	338,195	58,616
	Equinix Inc.	70,253	55,509
	Public Storage	116,763	34,690
	Simon Property Group Inc.	257,131	33,419
	Digital Realty Trust Inc.	221,196	31,952
	SBA Communications Corp. Class A	85,839	28,376
	Welltower Inc.	330,323	27,219
*	CoStar Group Inc.	309,976	26,677
*	CBRE Group Inc. Class A	250,227	24,362
	AvalonBay Communities Inc.	109,414	24,251
	Alexandria Real Estate Equities Inc.	118,696	22,679
	Equity Residential	277,725	22,474
	Weyerhaeuser Co.	584,419	20,788
	Realty Income Corp.	302,855	19,643
	Extra Space Storage Inc.	104,095	17,487
	Invitation Homes Inc.	448,114	17,176
	Ventas Inc.	308,502	17,032
	Mid-America Apartment Communities Inc.	90,164	16,838
	Sun Communities Inc.	90,185	16,693
	Essex Property Trust Inc.	50,659	16,198
	Healthpeak Properties Inc.	420,381	14,074
	Duke Realty Corp.	293,060	14,029
	VICI Properties Inc.	482,926	13,720
	UDR Inc.	231,695	12,275
	Boston Properties Inc.	110,301	11,951
	Camden Property Trust	77,562	11,438
	WP Carey Inc.	146,491	10,700
	Equity LifeStyle Properties Inc.	130,017	10,154
	Kimco Realty Corp.	477,966	9,918
*	Jones Lang LaSalle Inc.	39,921	9,904
	Iron Mountain Inc.	227,339	9,878
*	Zillow Group Inc. Class C	108,623	9,574
	Medical Properties Trust Inc.	461,629	9,265
*	Host Hotels & Resorts Inc.	562,814	9,191
	Regency Centers Corp.	133,369	8,980
	American Homes 4 Rent Class A	215,465	8,214
	VEREIT Inc.	179,185	8,105
	Gaming and Leisure Properties Inc.	174,078	8,063
*	Opendoor Technologies Inc.	380,273	7,807
	Lamar Advertising Co. Class A	68,048	7,720
	CubeSmart	155,873	7,552
	CyrusOne Inc.	96,182	7,445
	Federal Realty Investment Trust	61,526	7,259
	Life Storage Inc.	61,330	7,037
	STORE Capital Corp.	192,053	6,151
	Kilroy Realty Corp.	91,714	6,072
	Apartment Income REIT Corp.	122,954	6,001
	Vornado Realty Trust	141,957	5,964
	National Retail Properties Inc.	137,047	5,919
	Americold Realty Trust	201,454	5,852
	Rexford Industrial Realty Inc.	102,639	5,825
	Omega Healthcare Investors Inc.	188,449	5,646
	First Industrial Realty Trust Inc.	103,704	5,401
	American Campus Communities Inc.	110,478	5,353
	EastGroup Properties Inc.	31,778	5,295

		Shares	Market Value ($000)
	Brixmor Property Group Inc.	233,439	5,161
	Healthcare Trust of America Inc. Class A	171,802	5,096
	STAG Industrial Inc.	127,291	4,996
*	Zillow Group Inc. Class A	55,901	4,952
	CoreSite Realty Corp.	34,601	4,794
	Cousins Properties Inc.	116,353	4,339
	Innovative Industrial Properties Inc.	18,722	4,328
	Spirit Realty Capital Inc.	91,257	4,201
	Douglas Emmett Inc.	131,739	4,164
*	Redfin Corp.	78,525	3,934
	Rayonier Inc.	108,980	3,888
	SL Green Realty Corp.	53,383	3,782
	Agree Realty Corp.	54,844	3,632
	Highwoods Properties Inc.	79,179	3,473
*	Park Hotels & Resorts Inc.	179,414	3,434
*	Ryman Hospitality Properties Inc.	40,820	3,417
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	62,607	3,348
	Healthcare Realty Trust Inc.	112,307	3,345
	Terreno Realty Corp.	51,277	3,242
	National Storage Affiliates Trust	61,350	3,239
	Hudson Pacific Properties Inc.	116,575	3,062
	Physicians Realty Trust	170,261	3,000
	Broadstone Net Lease Inc.	120,809	2,997
	JBG SMITH Properties	100,007	2,961
	EPR Properties	58,345	2,881
	Lexington Realty Trust	224,361	2,861
*	Howard Hughes Corp.	32,508	2,855
	Outfront Media Inc.	111,895	2,820
	Apple Hospitality REIT Inc.	171,592	2,699
	Essential Properties Realty Trust Inc.	94,066	2,626
	Macerich Co.	156,354	2,613
	PS Business Parks Inc.	16,362	2,565
	PotlatchDeltic Corp.	49,014	2,528
	Sabra Health Care REIT Inc.	168,737	2,484
*	Equity Commonwealth	93,695	2,434
	Pebblebrook Hotel Trust	104,759	2,348
*	Digitalbridge Group Inc.	386,631	2,331
	Corporate Office Properties Trust	86,059	2,322
	Uniti Group Inc.	187,016	2,313
	Retail Properties of America Inc. Class A	175,493	2,260
	SITE Centers Corp.	138,806	2,143
*	Cushman & Wakefield plc	112,593	2,095
*	Sunstone Hotel Investors Inc.	174,406	2,082
	eXp World Holdings Inc.	50,780	2,020
	Kennedy-Wilson Holdings Inc.	94,359	1,974
	RLJ Lodging Trust	130,952	1,946
	Independence Realty Trust Inc.	94,435	1,922
	National Health Investors Inc.	35,852	1,918
	Brandywine Realty Trust	133,805	1,796
	Piedmont Office Realty Trust Inc. Class A	102,516	1,787
	Newmark Group Inc. Class A	120,704	1,727
	Columbia Property Trust Inc.	90,688	1,725
	Four Corners Property Trust Inc.	61,887	1,662
*	Realogy Holdings Corp.	94,678	1,661
*	DiamondRock Hospitality Co.	174,555	1,650
	Retail Opportunity Investments Corp.	92,972	1,620
	Washington REIT	64,603	1,599
*	Xenia Hotels & Resorts Inc.	89,964	1,596

		Shares	Market Value ($000)
	Urban Edge Properties	84,693	1,551
	CareTrust REIT Inc.	74,680	1,517
	Service Properties Trust	135,015	1,514
	Acadia Realty Trust	71,382	1,457
	Kite Realty Group Trust	69,356	1,412
	Paramount Group Inc.	153,368	1,379
	Monmouth Real Estate Investment Corp.	72,911	1,360
	Empire State Realty Trust Inc. Class A	132,757	1,332
	American Assets Trust Inc.	35,187	1,317
	Easterly Government Properties Inc. Class A	63,462	1,311
	Industrial Logistics Properties Trust	48,676	1,237
	Tanger Factory Outlet Centers Inc.	74,730	1,218
	Alexander & Baldwin Inc.	50,689	1,188
	NexPoint Residential Trust Inc.	18,780	1,162
	Safehold Inc.	15,408	1,108
	LTC Properties Inc.	33,772	1,070
	St. Joe Co.	25,413	1,070
	Global Net Lease Inc.	66,742	1,069
*	Mack-Cali Realty Corp.	61,994	1,061
	Office Properties Income Trust	39,933	1,012
	Centerspace	10,337	977
	Getty Realty Corp.	29,991	879
*	Marcus & Millichap Inc.	21,101	857
*	Apartment Investment and Management Co. Class A	112,866	773
	RPT Realty	60,231	769
	Community Healthcare Trust Inc.	16,883	763
*	Radius Global Infrastructure Inc. Class A (XNMS)	46,555	760
*	Summit Hotel Properties Inc.	76,807	740
	GEO Group Inc.	98,540	736
	American Finance Trust Inc.	89,374	719
	Global Medical REIT Inc.	47,150	693
	UMH Properties Inc.	29,632	679
	Diversified Healthcare Trust	193,585	656
	NETSTREIT Corp.	27,649	654
	Armada Hoffler Properties Inc.	48,155	644
	City Office REIT Inc.	35,182	628
	Gladstone Commercial Corp.	27,303	574
	Ares Commercial Real Estate Corp.	35,770	539
	Urstadt Biddle Properties Inc. Class A	28,081	532
	Plymouth Industrial REIT Inc.	22,982	523
	Gladstone Land Corp.	22,657	516
	Phillips Edison & Co. Inc.	16,670	512
	CatchMark Timber Trust Inc. Class A	42,281	502
	RE/MAX Holdings Inc. Class A	15,592	486
	Universal Health Realty Income Trust	8,704	481
*	CorePoint Lodging Inc.	30,789	477
*	Chatham Lodging Trust	37,178	455
	One Liberty Properties Inc.	14,448	441
	Preferred Apartment Communities Inc. Class A	34,971	428
	Saul Centers Inc.	9,530	420
*	Rafael Holdings Inc. Class B	13,424	413
	Retail Value Inc.	15,571	410
	Franklin Street Properties Corp.	85,735	398
	RMR Group Inc. Class A	11,716	392
*	Seritage Growth Properties Class A	25,883	384
	Alexander's Inc.	1,420	370
*	Bridge Investment Group Holdings Inc. Class A	20,389	360
	Whitestone REIT	36,139	353

		Shares	Market Value ($000)
*	Hersha Hospitality Trust Class A	35,298	329
*	Ashford Hospitality Trust Inc.	22,156	326
	Farmland Partners Inc.	25,700	308
*	Tejon Ranch Co.	17,368	308
*	Forestar Group Inc.	15,806	294
	CTO Realty Growth Inc.	5,178	278
	Bluerock Residential Growth REIT Inc. Class A	20,525	261
*	Braemar Hotels & Resorts Inc.	48,842	237
*	FRP Holdings Inc.	3,834	214
*	Stratus Properties Inc.	5,900	190
	Postal Realty Trust Inc. Class A	9,244	172
	BRT Apartments Corp.	8,612	166
	Cedar Realty Trust Inc.	7,030	152
	Indus Realty Trust Inc.	1,841	129
*	Power REIT	2,558	128
	Clipper Realty Inc.	15,552	126
	Alpine Income Property Trust Inc.	6,662	122
*	Vidler Water Resouces Inc.	10,399	118
*	Fathom Holdings Inc.	3,726	99
*	Pennsylvania REIT	49,091	95
*	Maui Land & Pineapple Co. Inc.	7,827	81
	CIM Commercial Trust Corp.	8,300	75
*	Altisource Portfolio Solutions SA	6,945	69
	New York City REIT Inc. Class A	7,408	60
*	Sotherly Hotels Inc.	18,957	49
	Global Self Storage Inc.	8,627	44
*	Wheeler REIT Inc.	11,681	34
*,1	Compass Inc. Class A	1,047	14
*	Condor Hospitality Trust Inc.	1,884	13
			1,215,264
Technology (27.6%)
	Apple Inc.	12,287,052	1,738,618
	Microsoft Corp.	5,880,647	1,657,872
*	Facebook Inc. Class A	1,864,597	632,826
*	Alphabet Inc. Class A	235,810	630,443
*	Alphabet Inc. Class C	212,722	566,970
	NVIDIA Corp.	1,857,213	384,740
*	Adobe Inc.	372,554	214,487
*	salesforce.com Inc.	687,486	186,460
	Intel Corp.	3,174,374	169,131
	Broadcom Inc.	304,767	147,791
	Texas Instruments Inc.	722,686	138,907
	Oracle Corp.	1,310,400	114,175
	QUALCOMM Inc.	882,568	113,834
	Intuit Inc.	202,954	109,496
	International Business Machines Corp.	701,140	97,409
*	Advanced Micro Devices Inc.	946,229	97,367
*	ServiceNow Inc.	154,391	96,073
	Applied Materials Inc.	704,739	90,721
	Analog Devices Inc.	419,342	70,231
*	Snap Inc. Class A	934,885	69,060
*	Snowflake Inc. Class A	208,804	63,149
	Lam Research Corp.	110,595	62,945
	Micron Technology Inc.	881,597	62,576
*	Autodesk Inc.	171,166	48,811
*	Zoom Video Communications Inc. Class A	159,964	41,831
*	Twilio Inc. Class A	130,746	41,715
	KLA Corp.	119,778	40,067

		Shares	Market Value ($000)
	Marvell Technology Inc.	641,187	38,670
*	Crowdstrike Holdings Inc. Class A	155,969	38,334
*	DocuSign Inc. Class A	144,936	37,311
*	Workday Inc. Class A	147,811	36,936
	Roper Technologies Inc.	82,596	36,849
*	Twitter Inc.	593,961	35,869
*	Synopsys Inc.	118,425	35,458
	TE Connectivity Ltd.	257,007	35,266
*	Palo Alto Networks Inc.	72,425	34,692
	Amphenol Corp. Class A	466,479	34,160
*	Cadence Design Systems Inc.	216,988	32,861
	Microchip Technology Inc.	213,879	32,828
*	Match Group Inc.	205,914	32,326
*	DoorDash Inc. Class A	156,127	32,159
*	Fortinet Inc.	108,687	31,741
	Cognizant Technology Solutions Corp. Class A	412,175	30,588
*	Palantir Technologies Inc. Class A	1,243,202	29,887
	Xilinx Inc.	193,701	29,247
*	Okta Inc.	112,503	26,701
	HP Inc.	942,834	25,796
*	Datadog Inc. Class A	178,332	25,207
*	EPAM Systems Inc.	42,054	23,991
*	HubSpot Inc.	34,990	23,656
*	ANSYS Inc.	68,387	23,282
*	MongoDB Inc. Class A	48,072	22,666
*	Pinterest Inc. Class A	434,959	22,161
	Corning Inc.	600,624	21,917
	Skyworks Solutions Inc.	129,256	21,299
*	Dell Technologies Class C	203,694	21,192
*	Cloudflare Inc. Class A	185,685	20,917
*	Paycom Software Inc.	39,982	19,821
	CDW Corp.	107,743	19,611
*	Gartner Inc.	62,313	18,936
*	Splunk Inc.	128,380	18,578
	Monolithic Power Systems Inc.	34,257	16,604
	NetApp Inc.	175,500	15,753
*	Zscaler Inc.	59,199	15,523
*	ON Semiconductor Corp.	337,724	15,458
*	Unity Software Inc.	121,720	15,367
*	VeriSign Inc.	74,477	15,269
*	Tyler Technologies Inc.	32,016	14,684
	Hewlett Packard Enterprise Co.	1,024,222	14,595
*	Qorvo Inc.	87,228	14,584
	Teradyne Inc.	129,411	14,128
*	RingCentral Inc. Class A	63,740	13,863
*	Nuance Communications Inc.	245,419	13,508
	Entegris Inc.	106,502	13,409
*	Akamai Technologies Inc.	127,649	13,351
	Seagate Technology Holdings plc	160,264	13,225
*	Western Digital Corp.	227,794	12,857
*	Coupa Software Inc.	57,546	12,613
*	Ceridian HCM Holding Inc.	105,251	11,853
	SS&C Technologies Holdings Inc.	170,053	11,802
*	Avalara Inc.	64,337	11,244
*	Dynatrace Inc.	155,772	11,055
	NortonLifeLock Inc.	432,760	10,949
*	Zendesk Inc.	93,899	10,929
	Leidos Holdings Inc.	111,145	10,684

		Shares	Market Value ($000)
	Citrix Systems Inc.	97,056	10,421
*	PTC Inc.	82,798	9,918
*	UiPath Inc. Class A	183,741	9,667
	Bentley Systems Inc. Class B	158,579	9,616
*	F5 Networks Inc.	47,046	9,352
*	GoDaddy Inc. Class A	131,994	9,200
*,1	VMware Inc. Class A	61,167	9,096
*	ZoomInfo Technologies Inc. Class A	142,725	8,733
*	Five9 Inc.	53,178	8,495
*	Black Knight Inc.	117,408	8,453
*	IAC/InterActiveCorp.	62,253	8,111
*	Guidewire Software Inc.	65,108	7,739
*	Manhattan Associates Inc.	49,694	7,605
*	Elastic NV	50,395	7,508
*	Cree Inc.	90,976	7,344
*	Lattice Semiconductor Corp.	107,131	6,926
*	Dropbox Inc. Class A	236,276	6,904
*	DXC Technology Co.	197,705	6,645
*	Anaplan Inc.	107,507	6,546
*	Smartsheet Inc. Class A	94,031	6,471
*	Aspen Technology Inc.	52,558	6,454
*	Arrow Electronics Inc.	56,322	6,324
*	Nutanix Inc. Class A	159,857	6,027
	Jabil Inc.	102,840	6,003
*	Asana Inc. Class A	57,613	5,983
	Brooks Automation Inc.	58,123	5,949
*	Concentrix Corp.	32,743	5,796
	Universal Display Corp.	33,059	5,652
*	Synaptics Inc.	30,313	5,448
	Vertiv Holdings Co. Class A	222,922	5,370
*	Pure Storage Inc. Class A	213,208	5,364
*	Blackline Inc.	41,829	4,938
*	II-VI Inc.	82,821	4,916
*	J2 Global Inc.	35,598	4,863
*	Varonis Systems Inc. Class B	79,680	4,849
*	CACI International Inc. Class A	18,156	4,759
*	Rapid7 Inc.	41,437	4,683
*	Teradata Corp.	81,347	4,665
*	Digital Turbine Inc.	67,681	4,653
*	Everbridge Inc.	29,929	4,520
	Dolby Laboratories Inc. Class A	51,162	4,502
*	Silicon Laboratories Inc.	32,040	4,491
*	SPS Commerce Inc.	27,631	4,457
	Power Integrations Inc.	44,809	4,436
	KBR Inc.	110,283	4,345
*	IPG Photonics Corp.	27,076	4,289
*	Ambarella Inc.	27,410	4,269
*	Workiva Inc. Class A	29,884	4,212
*	Novanta Inc.	26,794	4,140
*	Upwork Inc.	90,201	4,062
*	Change Healthcare Inc.	192,560	4,032
	CDK Global Inc.	94,692	4,029
*	NCR Corp.	102,863	3,987
*	Semtech Corp.	50,857	3,965
	Science Applications International Corp.	45,149	3,863
	Pegasystems Inc.	29,921	3,803
*	Cirrus Logic Inc.	45,915	3,781
*	Medallia Inc.	106,660	3,613

		Shares	Market Value ($000)
	National Instruments Corp.	91,939	3,607
	SYNNEX Corp.	32,964	3,432
*	Alteryx Inc. Class A	46,471	3,397
*	Q2 Holdings Inc.	41,897	3,358
*	New Relic Inc.	46,020	3,303
*	Bumble Inc. Class A	65,960	3,297
*	Tenable Holdings Inc.	70,740	3,264
*	Envestnet Inc.	40,461	3,247
*	Sprout Social Inc. Class A	26,404	3,220
*	Vimeo Inc.	109,389	3,213
*	FireEye Inc.	179,978	3,204
*	nCino Inc.	44,981	3,195
*	Sailpoint Technologies Holdings Inc.	72,498	3,109
*	Diodes Inc.	33,096	2,998
*	Fabrinet	29,054	2,978
*	Perficient Inc.	25,610	2,963
*	Cloudera Inc.	184,638	2,949
*	Qualys Inc.	26,451	2,944
*	Appian Corp. Class A	31,526	2,916
*	LivePerson Inc.	49,354	2,909
	Avnet Inc.	77,982	2,883
*	Fastly Inc. Class A	71,153	2,877
*	Cerence Inc.	29,736	2,858
	CMC Materials Inc.	23,048	2,840
*	Alarm.com Holdings Inc.	35,634	2,786
*	Rogers Corp.	14,803	2,760
*	Box Inc. Class A	116,424	2,756
*	Onto Innovation Inc.	38,086	2,752
*	Cornerstone OnDemand Inc.	47,973	2,747
*	Magnite Inc.	97,513	2,730
*	Blackbaud Inc.	38,459	2,706
*	MicroStrategy Inc. Class A	4,650	2,690
*	MaxLinear Inc.	54,098	2,664
	Advanced Energy Industries Inc.	29,928	2,626
*	C3.ai Inc. Class A	55,097	2,553
*	CommVault Systems Inc.	33,696	2,538
*	3D Systems Corp.	92,037	2,537
*	Duck Creek Technologies Inc.	57,044	2,524
*	Insight Enterprises Inc.	27,915	2,515
*	Altair Engineering Inc. Class A	36,393	2,509
*	MACOM Technology Solutions Holdings Inc. Class H	37,595	2,439
*	LiveRamp Holdings Inc.	50,045	2,364
*	Schrodinger Inc.	41,538	2,271
*	Dun & Bradstreet Holdings Inc.	133,611	2,246
*	Cargurus Inc.	71,132	2,234
*	FormFactor Inc.	59,420	2,218
*	PagerDuty Inc.	53,003	2,195
	Switch Inc. Class A	84,879	2,155
	Xerox Holdings Corp.	105,926	2,137
	Shutterstock Inc.	18,682	2,117
*	BigCommerce Holdings Inc. Series 1	41,732	2,113
	Vishay Intertechnology Inc.	103,726	2,084
*	Yelp Inc. Class A	55,258	2,058
*	Plexus Corp.	22,454	2,008
*	Vroom Inc.	90,839	2,005
*	Momentive Global Inc.	101,606	1,991
*	Verint Systems Inc.	44,123	1,976
*	Rambus Inc.	85,820	1,905

		Shares	Market Value ($000)
	Amkor Technology Inc.	75,024	1,872
*	AppLovin Corp. Class A	25,658	1,857
*	Sanmina Corp.	47,535	1,832
*	Domo Inc. Class B	21,502	1,816
*	Sitime Corp.	8,894	1,816
	Progress Software Corp.	35,856	1,764
*	Jamf Holding Corp.	42,632	1,642
*	Bandwidth Inc. Class A	17,825	1,609
*	TechTarget Inc.	19,513	1,608
*	Appfolio Inc. Class A	13,239	1,594
	Xperi Holding Corp.	84,122	1,585
*	SentinelOne Inc. Class A	29,413	1,576
*	Covetrus Inc.	81,282	1,474
*	Ultra Clean Holdings Inc.	33,722	1,437
*	Allegro MicroSystems Inc.	44,340	1,417
*,1	MicroVision Inc.	128,120	1,416
*	Zuora Inc. Class A	85,113	1,411
*	NetScout Systems Inc.	51,103	1,377
*	Qualtrics International Inc. Class A	32,222	1,377
	McAfee Corp.Class A	62,240	1,376
*	Bottomline Technologies DE Inc.	33,156	1,302
*	E2open Parent Holdings Inc.	114,319	1,292
*	Confluent Inc. Class A	21,619	1,290
*	Allscripts Healthcare Solutions Inc.	94,545	1,264
*	Unisys Corp.	50,017	1,257
*	JFrog Ltd.	37,289	1,249
	Methode Electronics Inc.	29,559	1,243
*	Super Micro Computer Inc.	33,095	1,210
*	PAR Technology Corp.	19,575	1,204
*	Avaya Holdings Corp.	60,799	1,203
*	Cohu Inc.	37,281	1,191
*	Axcelis Technologies Inc.	25,136	1,182
*	PROS Holdings Inc.	32,293	1,146
*	Eventbrite Inc. Class A	59,342	1,122
*	ePlus Inc.	10,791	1,107
*	ACM Research Inc. Class A	10,023	1,103
*	Sumo Logic Inc.	67,832	1,093
*	Porch Group Inc.	61,386	1,085
	CSG Systems International Inc.	21,667	1,044
*	Telos Corp.	36,593	1,040
*	Yext Inc.	84,809	1,020
*	TTM Technologies Inc.	80,891	1,017
*	DigitalOcean Holdings Inc.	13,064	1,014
*	Ping Identity Holding Corp.	39,619	973
*	Freshworks Inc. Class A	22,173	947
*	Ichor Holdings Ltd.	22,247	914
*	nLight Inc.	32,010	902
*,1	Skillz Inc. Class A	91,619	900
*	Model N Inc.	26,218	878
*	Agilysys Inc.	16,389	858
*	Veeco Instruments Inc.	38,600	857
*	Toast Inc. Class A	17,033	851
*	Grid Dynamics Holdings Inc.	27,859	814
*	Impinj Inc.	14,190	811
*	Squarespace Inc. Class A	20,996	811
*	Avid Technology Inc.	27,965	809
*	Parsons Corp.	23,024	777
	CTS Corp.	24,932	771

		Shares	Market Value ($000)
*	SMART Global Holdings Inc.	17,079	760
*	CEVA Inc.	17,776	758
*	Datto Holding Corp.	30,623	732
*	Upland Software Inc.	21,216	709
*	ScanSource Inc.	20,342	708
	Benchmark Electronics Inc.	25,991	694
*	Thoughtworks Holding Inc.	23,903	686
*	Aeva Technologies Inc.	84,835	674
*,1	Ouster Inc.	90,862	665
*	Olo Inc. Class A	21,817	655
*	Mitek Systems Inc.	32,431	600
*	N-Able Inc.	48,062	596
*	A10 Networks Inc.	43,321	584
	American Software Inc. Class A	24,530	583
*	Alpha & Omega Semiconductor Ltd.	18,447	579
*	Tucows Inc. Class A	7,256	573
	Ebix Inc.	21,006	566
*	ChannelAdvisor Corp.	22,222	561
*	Diebold Nixdorf Inc.	54,310	549
*	PDF Solutions Inc.	23,440	540
*	Photronics Inc.	39,547	539
	SolarWinds Corp.	31,473	527
	QAD Inc. Class A	5,918	517
*	ON24 Inc.	25,548	509
*,1	Matterport Inc.	26,891	509
	Simulations Plus Inc.	12,769	504
*	OneSpan Inc.	26,626	500
*	Kimball Electronics Inc.	18,993	489
*	CCC Intelligent Solutions Holdings Inc.	46,460	488
*	Veritone Inc.	20,183	482
*	Paycor HCM Inc.	13,673	481
*	Groupon Inc. Class A	19,066	435
*	Digimarc Corp.	12,298	424
*	DSP Group Inc.	18,934	415
	PC Connection Inc.	9,293	409
*	PubMatic Inc. Class A	14,782	390
*	Vertex Inc. Class A	20,194	388
	Hackett Group Inc.	18,898	371
*	Xometry Inc. Class A	6,436	371
*	Clear Secure Inc. Class A	8,883	365
*,1	Atomera Inc.	15,733	363
*	indie Semiconductor Inc. Class A	29,463	363
*	Rackspace Technology Inc.	25,384	361
*	NeoPhotonics Corp.	39,941	348
*	WM Technology Inc.	23,255	337
*	ForgeRock Inc. Class A	8,618	335
*	KnowBe4 Inc. Class A	14,900	327
*	Brightcove Inc.	28,097	324
*	Mediaalpha Inc. Class A	16,954	317
*	Kopin Corp.	60,695	311
*	Cleanspark Inc.	26,714	310
*	Identiv Inc.	15,541	293
*	TrueCar Inc.	69,175	288
*,1	SmartRent Inc.	21,719	283
*	Benefitfocus Inc.	25,408	282
*	Aehr Test Systems	20,030	273
	QAD Inc. Class B	3,097	270
*	Zix Corp.	37,689	266

		Shares	Market Value ($000)
*	AXT Inc.	31,140	259
*	EMCORE Corp.	33,037	247
*,1	Cyxtera Technologies Inc.	25,325	234
*	Limelight Networks Inc.	97,550	232
*	Sprinklr Inc. Class A	13,269	232
	NVE Corp.	3,600	230
*	EverQuote Inc. Class A	11,800	220
*	MeridianLink Inc.	9,846	220
*	VirnetX Holding Corp.	53,507	210
*	GTY Technologies Holdings Inc.	27,972	210
*	Rimini Street Inc.	21,645	209
*	Couchbase Inc.	6,416	200
*	CyberOptics Corp.	5,602	199
*	AvePoint Inc.	23,431	199
*	SEMrush Holdings Inc. Class A	8,566	198
*	Quantum Corp.	37,265	193
*,1	Exela Technologies Inc.	97,169	189
*	comScore Inc.	46,679	182
*	Daktronics Inc.	32,859	178
*	Pixelworks Inc.	36,496	174
*	IronNet Inc.	10,232	174
*	Intelligent Systems Corp.	4,258	173
*	Intapp Inc.	6,549	169
*	SkyWater Technology Inc.	6,058	165
*,1	Marin Software Inc.	17,513	160
*	Innodata Inc.	16,482	157
*	SecureWorks Corp. Class A	7,362	146
*	eGain Corp.	14,040	143
*	Zedge Inc. Class B	10,242	137
*	Smith Micro Software Inc.	27,361	132
*	Immersion Corp.	18,110	124
*,1	Nuvve Holding Corp.	11,466	124
*	IEC Electronics Corp.	7,911	121
*,1	KULR Technology Group Inc.	58,050	121
*	Intellicheck Inc.	14,706	120
*	Red Violet Inc.	4,574	118
*	Computer Task Group Inc.	14,832	118
*	Everspin Technologies Inc.	17,825	116
*	eMagin Corp.	50,679	115
*	Asure Software Inc.	12,707	114
*	Zeta Global Holdings Corp. Class A	18,908	111
	Richardson Electronics Ltd.	11,184	108
*	Viant Technology Inc. Class A	8,483	104
*	Synchronoss Technologies Inc.	42,759	103
*	Quantum Computing Inc.	16,529	103
*	Astronova Inc.	6,757	102
*	Boxlight Corp. Class A	44,270	100
*	TransAct Technologies Inc.	7,051	98
*	1stdibs.com Inc.	7,570	94
*	Intevac Inc.	18,754	90
*	GSI Technology Inc.	15,882	84
*	Steel Connect Inc.	40,391	82
*	Research Frontiers Inc.	30,521	78
*	Issuer Direct Corp.	2,964	78
*	inTEST Corp.	6,184	71
*,1	Remark Holdings Inc.	64,944	68
*	Park City Group Inc.	12,115	66
*	Amtech Systems Inc.	5,730	65

		Shares	Market Value ($000)
*	Waitr Holdings Inc.	72,347	64
*	QuickLogic Corp.	11,891	64
*	Inpixon	77,520	64
*	Mastech Digital Inc.	3,641	62
*	One Stop Systems Inc.	11,905	60
*	Inuvo Inc.	84,564	59
*	Key Tronic Corp.	8,842	57
*	AudioEye Inc.	5,086	56
*	Verb Technology Co. Inc.	28,832	55
*	Data I/O Corp.	8,084	53
*	WidePoint Corp.	10,057	53
*	Akerna Corp.	17,668	50
*	Greenidge Generation Holdings Inc.	1,826	47
*	Flux Power Holdings Inc.	8,489	43
*	SeaChange International Inc.	39,652	42
*	NetSol Technologies Inc.	9,164	42
*	CSP Inc.	4,375	39
*	Kubient Inc.	12,180	39
*	Super League Gaming Inc.	11,240	35
*,1	Phunware Inc.	36,747	34
*	CVD Equipment Corp.	7,295	33
*	Qumu Corp.	12,516	31
*	Oblong Inc.	14,659	31
*	RealNetworks Inc.	17,584	28
*	Intrusion Inc.	6,811	28
*	EngageSmart Inc.	779	27
*	NXT-ID Inc.	57,803	24
*	DoubleVerify Holdings Inc.	398	14
*	EverCommerce Inc.	299	5
*	Amplitude Inc. Class A	97	5
*	Procore Technologies Inc.	40	4
*	Alkami Technology Inc.	100	2
			9,592,797
Telecommunications (2.9%)
	Comcast Corp. Class A	3,583,572	200,429
	Verizon Communications Inc.	3,078,234	166,255
	Cisco Systems Inc.	2,968,682	161,585
	AT&T Inc.	5,587,951	150,931
*	Charter Communications Inc. Class A	93,393	67,949
*	T-Mobile U.S. Inc.	439,300	56,125
	Motorola Solutions Inc.	132,783	30,848
*	Roku Inc.	91,198	28,577
*	Liberty Broadband Corp. Class C	100,913	17,428
*	Arista Networks Inc.	45,088	15,494
	Lumen Technologies Inc.	868,039	10,755
*	DISH Network Corp. Class A	191,935	8,342
	Cable One Inc.	4,466	8,097
	Juniper Networks Inc.	252,313	6,944
*	Ciena Corp.	121,529	6,241
*	Liberty Broadband Corp. Class A	32,129	5,409
*	Frontier Communications Parent Inc.	190,496	5,309
*	Lumentum Holdings Inc.	54,528	4,555
*	Iridium Communications Inc.	93,205	3,714
*	Altice USA Inc. Class A	170,882	3,541
*	Vonage Holdings Corp.	191,159	3,081
*	ViaSat Inc.	54,548	3,004
*	Viavi Solutions Inc.	177,712	2,797
	Cogent Communications Holdings Inc.	34,256	2,427

		Shares	Market Value ($000)
*	fuboTV Inc.	95,591	2,290
*	CommScope Holding Co. Inc.	161,523	2,195
*	Calix Inc.	42,951	2,123
*	8x8 Inc.	84,964	1,987
	InterDigital Inc.	24,038	1,630
	Telephone and Data Systems Inc.	78,514	1,531
	Ubiquiti Inc.	5,103	1,524
	Shenandoah Telecommunications Co.	38,755	1,224
*	Vocera Communications Inc.	25,729	1,177
*	Globalstar Inc.	702,639	1,173
*	Infinera Corp.	139,978	1,165
*	Extreme Networks Inc.	103,804	1,022
*	EchoStar Corp. Class A	33,125	845
*	WideOpenWest Inc.	41,722	820
*	NETGEAR Inc.	24,720	789
*	IDT Corp. Class B	18,314	768
*	Plantronics Inc.	29,560	760
	ADTRAN Inc.	37,936	712
*	Harmonic Inc.	74,523	652
*	Gogo Inc.	34,343	594
*	Consolidated Communications Holdings Inc.	61,520	565
	Comtech Telecommunications Corp.	20,974	537
*	Anterix Inc.	8,706	528
*	Digi International Inc.	23,507	494
*	Inseego Corp.	69,496	463
	Loral Space & Communications Inc.	10,412	448
*	Clearfield Inc.	10,118	447
	ATN International Inc.	9,274	434
*,1	AST SpaceMobile Inc.	32,253	349
*	Akoustis Technologies Inc.	34,010	330
*	U.S. Cellular Corp.	9,900	316
*	Cambium Networks Corp.	8,665	314
*	Ribbon Communications Inc.	51,279	307
*	Aviat Networks Inc.	9,063	298
*	Ooma Inc.	15,836	295
*	CalAmp Corp.	23,146	230
*	Hemisphere Media Group Inc. Class A	16,938	206
*	Powerfleet Inc.	26,138	175
*	DZS Inc.	13,911	171
*	KVH Industries Inc.	15,289	147
*	Casa Systems Inc.	21,249	144
*	Genasys Inc.	27,518	143
	Spok Holdings Inc.	13,611	139
*	Applied Optoelectronics Inc.	17,785	128
*	Airgain Inc.	10,184	128
*	Lantronix Inc.	20,747	121
*	Resonant Inc.	45,116	109
*	PCTEL Inc.	16,184	101
	Bel Fuse Inc. Class B	7,486	93
*	Franklin Wireless Corp.	11,013	80
*,1	Airspan Networks Holdings Inc.	11,905	80
*	Vislink Technologies Inc.	33,062	60
	Network-1 Technologies Inc.	15,271	45
*	Kaltura Inc.	2,603	27
	Bel Fuse Inc. Class A	1,376	20
			1,003,290
Utilities (2.7%)
	NextEra Energy Inc.	1,535,132	120,539

		Shares	Market Value ($000)
	Duke Energy Corp.	602,052	58,754
	Southern Co.	829,009	51,374
	Waste Management Inc.	328,738	49,100
	Dominion Energy Inc.	635,180	46,381
	Exelon Corp.	766,228	37,039
	American Electric Power Co. Inc.	394,025	31,987
	Sempra Energy	245,243	31,023
	Xcel Energy Inc.	423,130	26,446
	Waste Connections Inc. (XTSE)	204,222	25,718
	Public Service Enterprise Group Inc.	396,609	24,154
	American Water Works Co. Inc.	142,733	24,128
	Eversource Energy	270,737	22,135
	WEC Energy Group Inc.	247,908	21,865
	Consolidated Edison Inc.	272,452	19,777
	Republic Services Inc. Class A	161,480	19,387
	PPL Corp.	598,174	16,677
	Edison International	297,314	16,492
	Ameren Corp.	197,207	15,974
	Entergy Corp.	158,272	15,718
	DTE Energy Co.	138,262	15,445
	FirstEnergy Corp.	429,066	15,283
*	PG&E Corp.	1,541,619	14,800
	CMS Energy Corp.	225,094	13,445
	CenterPoint Energy Inc.	478,973	11,783
	AES Corp.	495,964	11,323
	Evergy Inc.	179,310	11,153
	Alliant Energy Corp.	197,322	11,046
	Atmos Energy Corp.	102,002	8,997
	Essential Utilities Inc.	174,198	8,027
	NRG Energy Inc.	192,372	7,855
	NiSource Inc.	313,017	7,584
	UGI Corp.	164,325	7,004
*	Sunrun Inc.	154,375	6,793
	Pinnacle West Capital Corp.	89,274	6,460
	Vistra Corp.	375,068	6,414
	OGE Energy Corp.	159,420	5,254
*	Stericycle Inc.	71,772	4,878
	IDACORP Inc.	39,895	4,124
*	Clean Harbors Inc.	38,269	3,975
	National Fuel Gas Co.	69,638	3,657
*	Evoqua Water Technologies Corp.	93,955	3,529
	Portland General Electric Co.	68,851	3,235
	PNM Resources Inc.	65,212	3,227
	Hawaiian Electric Industries Inc.	78,553	3,207
*	Casella Waste Systems Inc. Class A	40,234	3,055
	Black Hills Corp.	48,478	3,042
	Southwest Gas Holdings Inc.	44,454	2,973
	Avangrid Inc.	57,456	2,792
	New Jersey Resources Corp.	77,416	2,695
	ONE Gas Inc.	41,947	2,658
	ALLETE Inc.	40,341	2,401
	Ormat Technologies Inc. (XNYS)	35,906	2,392
	Spire Inc.	38,896	2,380
	American States Water Co.	27,509	2,353
	California Water Service Group	37,580	2,215
	NorthWestern Corp.	38,170	2,187
	Avista Corp.	53,022	2,074
	MGE Energy Inc.	26,293	1,933

		Shares	Market Value ($000)
	Covanta Holding Corp.	95,067	1,913
*	Sunnova Energy International Inc.	57,198	1,884
	South Jersey Industries Inc.	87,990	1,871
	Chesapeake Utilities Corp.	13,502	1,621
	Clearway Energy Inc. Class C	50,083	1,516
	SJW Group	22,882	1,512
	Middlesex Water Co.	13,800	1,418
	Clearway Energy Inc. Class A	40,968	1,155
*	Harsco Corp.	62,068	1,052
	Northwest Natural Holding Co.	21,391	984
*	U.S. Ecology Inc.	24,740	800
	Unitil Corp.	12,578	538
	York Water Co.	11,577	506
*	Heritage-Crystal Clean Inc.	15,397	446
	Artesian Resources Corp. Class A	7,562	289
*	Pure Cycle Corp.	16,672	222
	Global Water Resources Inc.	9,516	178
*	Vertex Energy Inc.	31,600	166
	RGC Resources Inc.	6,282	142
*	Cadiz Inc.	16,180	114
*	Sharps Compliance Corp.	13,484	112
	Via Renewables Inc. Class A	10,830	110
*	Advanced Emissions Solutions Inc.	16,504	105
*	Genie Energy Ltd. Class B	14,713	96
*	Quest Resource Holding Corp.	15,848	96
*	Aqua Metals Inc.	44,392	92
*	Perma-Fix Environmental Services Inc.	9,152	61
*	Charah Solutions Inc.	11,840	54
			927,369
Total Common Stocks (Cost $12,908,469)			34,661,217
		Face Amount ($000)
Corporate Bonds (0.0%)
	GAMCO Investors Inc. 4.000%, 6/15/23 (Cost $9)	9	9
		Shares
Preferred Stocks (0.0%)
*	Air T Funding Pfd. 8.000%, 6/7/49	165	4
*,1,2,4	Meta Material Inc. 0.000%, 12/28/21	96,774	105
Total Preferred Stocks (Cost $39)			109

		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5,6]	Vanguard Market Liquidity Fund, 0.068% (Cost $96,889)	969,138	96,914
Total Investments (100.0%) (Cost $13,005,406)			34,758,249
Other Assets and Liabilities—Net (0.0%)			(4,739)
Net Assets (100%)			34,753,510
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,448,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $2,589,000, representing 0.0% of net assets.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $82,637,000 was received for securities on loan, of which $78,866,000 is held in Vanguard Market Liquidity Fund and $3,771,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	15	1,651	(16)
E-mini S&P 500 Index	December 2021	368	79,078	(1,398)
E-mini S&P Mid-Cap 400 Index	December 2021	30	7,900	(138)
				(1,552)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,659,170	1,710	337	34,661,217
Corporate Bonds	—	9	—	9
Preferred Stocks	4	—	105	109
Temporary Cash Investments	96,914	—	—	96,914
Total	34,756,088	1,719	442	34,758,249
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,552	—	—	1,552
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.